As filed with the Securities and Exchange Commission on May 17, 2011

1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.	☐ POST-EFFECTIVE AMENDMENT NO.

MFS® SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered:  Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares of beneficial interest in the series of the Registrant designated MFS Growth Fund, a series of MFS Series Trust II.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.  PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-7637)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON

JUNE 16, 2011 PURSUANT TO RULE 488

MFS CORE GROWTH FUND

500 Boylston Street, Boston, Massachusetts 02116-3741

(617) 954-5000

June [ ], 2011

Dear Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in the MFS® Core Growth Fund (the “Core Growth Fund”).  Votes will be cast at a shareholder meeting scheduled for August 11, 2011.  While you are, of course, welcome to join us at the Core Growth Fund’s meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card or by voting by telephone or over the Internet.

You may be aware that MFS offers a wide array of funds designed to meet the investment needs of investors.  MFS offers a fund that is similar to the Core Growth Fund called the MFS® Growth Fund (the “Growth Fund”).  The Growth Fund and the Core Growth Fund have identical investment objectives and the Growth Fund’s investment strategies and policies are similar to those of the Core Growth Fund.  The primary difference between the funds is that while both funds may invest in companies of any size, the Core Growth Fund generally focuses its investments on companies with large market capitalizations.  This reorganization would provide you with the opportunity to participate in a larger combined fund with the same investment objective, similar strategies and policies, potentially lower expenses resulting from fixed costs being spread over a larger asset base and potentially greater prospects for asset growth over time.

After careful consideration, the Core Growth Fund’s Trustees have unanimously determined that a tax-free reorganization of the Core Growth Fund into the Growth Fund would be in your best interests.  For this reason, your Trustees recommend that you vote FOR the proposed transaction, by attending the meeting and voting in person, by signing and returning the enclosed proxy card, or by following the instructions on the proxy card to vote via telephone or over the Internet.  This proposed reorganization is detailed in the enclosed Prospectus/Proxy Statement.  For your convenience, a summary of the transaction is included in question and answer format at the beginning of the Prospectus/Proxy Statement.  You should read both thoroughly before voting.

YOUR VOTE MAKES A DIFFERENCE

No matter what the size of your investment may be, your vote is critical.  I urge you to review the enclosed materials and to vote according to the manner specified, either by mail, by phone, via the Internet or in person.  Your prompt response will help avoid the need for additional mailings at the Core Growth Fund’s expense.  For your convenience, we have provided a postage-paid envelope should you choose to vote by mail.

If you have any questions or need additional information, please contact your financial adviser or call [1-800-            ], Monday through Friday between [9:00 a.m.] and [11:00 p.m.] [and Saturday between 12:00 p.m. and 6:00 p.m.] Eastern time.  I thank you for your prompt vote on this matter.

Sincerely,

Maria F. DiOrioDwyer
President MFS® Family of Funds

MFS CORE GROWTH FUND

500 Boylston Street, Boston, Massachusetts 02116-3741

(617) 954-5000

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AUGUST 11, 2011

A Special Meeting (the “Meeting”) of Shareholders of MFS Core Growth Fund, a series of MFS Series Trust I, a Massachusetts business trust, will be held at the offices of MFS Core Growth Fund, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116-3741, on August 11, 2011, at 10:30 a.m. Eastern time for the following purposes:

ITEM 1.                                                    To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) between MFS Series Trust I, a Massachusetts business trust, on behalf of its series the MFS Core Growth Fund (the “Core Growth Fund”), and MFS Series Trust II, a Massachusetts business trust, on behalf of its series the MFS Growth Fund (the “Growth Fund”), providing for the transfer of assets to and the assumption of all of the liabilities of the Core Growth Fund by the Growth Fund in exchange solely for shares of beneficial interest of the Growth Fund, and the distribution of the Growth Fund shares to the shareholders of the Core Growth Fund in complete liquidation and termination of the Core Growth Fund.

ITEM 2.                                                    To transact such other business as may properly come before the Meeting and any adjournments and postponements thereof.

YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ITEM 1.

Only shareholders of record on June 16, 2011 will be entitled to vote at the Meeting.

By order of the Board of Trustees,
Susan S. Newton
Assistant Secretary and Assistant Clerk

June [    ], 2011

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING BY PHONE OR VIA THE INTERNET, OR BY SIGNING AND RETURNING THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION.

Prospectus/Proxy Statement

June [  ], 2011

Acquisition of the assets and liabilities of

MFS CORE GROWTH FUND

a series of MFS Series Trust I

500 Boylston Street

Boston, Massachusetts 02116-3741

(617) 954-5000

By and in exchange for shares of

MFS GROWTH FUND
a series of MFS Series Trust II

500 Boylston Street

Boston, Massachusetts 02116-3741
(617) 954-5000

This Prospectus/Proxy Statement relates to the proposed reorganization of the MFS Core Growth Fund (the “Core Growth Fund”) into the MFS Growth Fund (the “Growth Fund”).  If the proposed reorganization is approved, each shareholder of the Core Growth Fund will receive a number of full and fractional shares of the corresponding class of shares of the Growth Fund equal in total value at the date of the exchange to the total value of the shareholder’s Core Growth Fund shares.  Like the Core Growth Fund, the Growth Fund is part of the family of funds advised by Massachusetts Financial Services Company (“MFS”) and is a registered open-end management investment company (mutual fund).  The Core Growth Fund and the Growth Fund are collectively referred to herein as the “Funds,” and each is referred to individually as a “Fund.”

This Prospectus/Proxy Statement is being mailed to shareholders of Core Growth Fund on or about June [  ], 2011.  It provides you with the information you need to vote on the proposed reorganization.  Much of the information is required under rules of the Securities and Exchange Commission (the “SEC”) and some is technical.  If there is anything you do not understand, please call the toll-free number, [1-800-                ], or your financial intermediary.

This Prospectus/Proxy Statement explains concisely what you should know before voting on the proposed reorganization or investing in the Growth Fund.  Please read it carefully and keep it for future reference.  This Prospectus/Proxy Statement is accompanied by (i) the Prospectus, dated May 13, 2011, of the Growth Fund, as supplemented from time to time (the “Growth Fund Prospectus”); and (ii) the Growth Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2010 (the “Growth Fund Annual Report”).  The Growth Fund Prospectus and the Growth Fund Annual Report are incorporated into this Prospectus/Proxy Statement by reference, which means they are part of the Prospectus/Proxy Statement for legal purposes.

The following documents have been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

(i)                                     the Prospectus, dated December 29, 2010, of the Core Growth Fund, as supplemented from time to time;

(ii)                                  the Statement of Additional Information, dated December 29, 2010, of the Core Growth Fund, as supplemented from time to time;

(iii)                               the Statement of Additional Information, dated May 13, 2011, of the Growth Fund as supplemented from time to time;

(iv)                              the Core Growth Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2010;

(v)                                 the Core Growth Fund’s Semi-Annual Report to Shareholders for the six-month period ended February 28, 2011; and

(v)                                 a Statement of Additional Information, dated June [30], 2011, relating to the proposed reorganization.

For a free copy of any of the above documents, please contact us at our toll-free number (1-800-225-2606) or write to MFS Service Center, Inc., P.O. Box 55824, Boston, MA 02205-5824.

Proxy materials, registration statements and other information filed by the Funds can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and the public reference facilities at the SEC’s Northeast and Midwest regional offices, at 3 World Financial Center, New York, NY 10281 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.  You may also access material and other information about the Funds on the SEC’s Internet site at http://www.sec.gov.  The SEC file numbers for the documents listed above relating to the Core Growth Fund are 033-7638 and 811-4777.  The SEC file numbers for the documents listed above relating to the Growth Fund are 033-7637 and 811-4775.  The SEC file number for the Statement of Additional Information, dated June [30], 2011, relating to the proposed reorganization is [    ].

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of such Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

SYNOPSIS

The questions and responses thereto that follow provide an overview of matters that may be particularly relevant to shareholders considering a proposed reorganization between the Funds.  These responses are qualified in their entirety by the remainder of the Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed reorganization.

1.                                       What is being proposed?

The Trustees of the Core Growth Fund, who are also the Trustees of the Growth Fund, are recommending that shareholders of the Core Growth Fund approve the reorganization of the Core Growth Fund into the Growth Fund.  If approved by shareholders, the assets and liabilities of the Core Growth Fund will be transferred to the Growth Fund.  In consideration therefor, the Growth Fund will deliver to the Core Growth Fund a number of shares of the Growth Fund having an aggregate net asset value equal to the value of the assets of the Core Growth Fund less the value of liabilities of the Core Growth Fund.  Immediately following the transfer, the Growth Fund shares received by the Core Growth Fund will be distributed to its shareholders in proportion to their holdings in the Core Growth Fund and the Core Growth Fund will be terminated as soon as reasonably practicable thereafter.  (All of these transactions are referred to below collectively as the “reorganization.”)

2.                                       What will happen to my shares of the Core Growth Fund as a result of the reorganization?

Your shares of the Core Growth Fund will, in effect, be exchanged for shares of the same class of the Growth Fund with an equal total net asset value; the exchange is expected to be tax-free for federal income tax purposes.  The Core Growth Fund will then be terminated.

3.                                       Why is the reorganization being proposed and what are the benefits of merging the Core Growth Fund into the Growth Fund?

The reorganization is designed to reduce existing overlap in funds within the same asset class (i.e. equity funds) offered within the MFS fund family, thereby reducing inefficiencies and creating a larger combined fund.  The reorganization provides you with the opportunity to participate in a significantly larger combined fund with an identical investment objective and similar investment policies and strategies, potentially lower expenses resulting from fixed costs being spread over a larger asset base, and a generally better historical performance record.  In addition, combining the Funds will likely eliminate the duplication of certain services and expenses that currently exist as a result of their separate operations, which could over time promote more efficient management and operations on a more cost-effective basis.  The Trustees believe that the reorganization is in the best interests of each Fund’s shareholders and that the interests of shareholders will not be diluted as a result of the reorganization.

It is estimated that if the reorganization is completed, each class of shares of the combined fund would have a lower total expense ratio than the current total expense ratio of the corresponding class of shares of the Core Growth Fund (an estimated reduction of 0.02% for all share classes) based on expenses that each Fund incurred during its most recent fiscal year.  In addition, although past performance is not an indication of future performance, the Growth Fund generally has a better historical performance record than does the Core Growth Fund.   It is expected that the reorganization will be a tax-free event for federal income tax purposes and, accordingly, no gain or loss will be recognized by you or the Core Growth Fund as a direct result of the reorganization.

For a complete discussion of the factors considered by the Board of Trustees in approving the reorganization, please see “Background and Reasons for the Proposed Reorganization” below.

4.                                       How do the investment objectives, principal investment strategies, policies and restrictions of the two Funds compare?

The investment objective of the two Funds is identical, in that both Funds seek capital appreciation.  The investment objective of each Fund can be changed by the Trustees without shareholder approval.

The principal investment strategies and policies of the Funds are similar, and the Funds’ fundamental and non-fundamental investment restrictions are identical.  MFS seeks to achieve the objective of each Fund by investing, under normal market conditions, each Fund’s assets primarily in equity securities.

MFS focuses on investing each Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

The assets of each Fund may be invested in foreign securities.  With respect to the Core Growth Fund, MFS may also use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for both Funds.  Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions.  For each Fund, factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability.  Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The primary difference between the Funds is that while the both Funds may invest in companies of any size, the Core Growth Fund generally focuses its investments on companies with large market capitalizations.  As of March 31, 2011, the Core Growth Fund’s average weighted market capitalization was $69.5 billion and the Growth Fund’s average weighted market capitalization was $57.3 billion.

In addition to the Funds’ principal investment strategies referred to above, the Funds may engage in a number of other investment techniques and practices.  The investment techniques and practices employed by each Fund, together with their risks, are described in each Fund’s Prospectus and Statement of Additional Information.  For more information regarding each Fund’s investment policies and restrictions, see, among other disclosures, “Summary of Key Information” and “Investment Objective, Strategies, and Risks” in each Fund’s current Prospectus, “Investment Strategies, Risks and Restrictions” in Part I of each Fund’s current Statement of Additional Information, and “Appendix D – Investment Strategies and Risks,” and “Appendix E – Investment Restrictions” in Part II of each Fund’s current Statement of Additional Information.

While MFS believes that the Growth Fund should provide a comparable investment opportunity for shareholders of the Core Growth Fund, MFS has estimated that approximately 14% of the portfolio of the Core Growth Fund will be liquidated after shareholder approval and prior to the reorganization.  Proceeds from the liquidations will be used to acquire securities consistent with the current implementation of the Growth Fund’s investment policies and strategies.  Shareholders of the Core Growth Fund will indirectly incur commissions and other transaction costs typically associated with the purchase and sale of securities in connection with such portfolio repositioning.  During this period of liquidation and the subsequent period prior to the reorganization, the Core Growth Fund may not operate in accordance with its stated investment objective, policies, restrictions and strategies.  MFS has estimated that brokerage commissions and other transaction costs associated with such pre-reorganization repositioning will be approximately $210,000.  In addition, MFS estimates that up to approximately 14% of the securities received from the Core Growth Fund may subsequently be sold by the Growth Fund over time following the reorganization.  Shareholders of the combined fund would likewise indirectly bear brokerage commissions and other transaction costs to the extent portfolio securities received from the Core Growth

Fund are repositioned over time subsequent to the reorganization.  MFS has estimated that brokerage commissions and other transaction costs associated with such post-reorganization portfolio repositioning will be approximately $210,000.  The amount of transaction costs associated with the pre-reorganization and post-reorganization portfolio repositioning will be dependent upon market conditions and portfolio holdings at the time the portfolio is repositioned and may be higher or lower than the amounts stated above.  These transactions may also generate taxable gains for shareholders (after reduction by any available capital loss carry forwards).

5.                                       How do the management fees and other expenses of the two Funds compare and what are they estimated to be following the reorganization?

The tables below show the Funds’ contractual management fee rates, any applicable management fee waivers and/or reductions currently in place, and the Funds’ effective management fee rates, sales charges and annual operating expenses.

Management Fees:  The annual management fee rate set forth in each Fund’s Investment Advisory Agreement with MFS and each Fund’s effective management fee during its most recent fiscal year are as follows:

Core Growth Fund

Contractual Management Fee Rate:	Effective Management Fee Rate (for fiscal year ended August 31, 2010):
0.75% on assets up to $1 billion; 0.65% on assets in excess of $1 billion up to $2.5 billion; and 0.60% on assets in excess of $2.5 billion	0.71% of average daily net assets

Growth Fund

Contractual Management Fee Rate:	Effective Management Fee Rate (for fiscal year ended November 30, 2010):
0.75% of the first $2.5 billion 0.70% of the amount in excess of $2.5 billion	0.60% of average daily net assets*

*MFS has agreed in writing to reduce its management fee to 0.60% of the Growth Fund’s average daily net assets annually until modified by a vote of the Fund’s Board of Trustees, but such agreement will continue until at least March 31, 2012.  As of the date of this Prospectus/Proxy Statement, it has not been determined whether MFS’ agreement to limit the Growth Fund’s management fee as described above will be extended beyond March 31, 2012, but such agreement cannot be discontinued without prior approval of the Growth Fund’s Board of Trustees.

Upon consummation of the reorganization, the Growth Fund’s investment advisory agreement will be amended such that the Growth Fund’s contractual management fee schedule will be the same as the contractual management fee schedule of the Core Growth Fund.  The following table reflects the management fee for the pro forma combined fund if the reorganization is approved:

Pro Forma Combined Fund

Contractual Management Fee Rate:	Estimated Effective Management Fee Rate:
0.75% on assets up to $1 billion; 0.65% on assets in excess of $1 billion up to $2.5 billion; and 0.60% on assets in excess of $2.5 billion	0.66% of average daily net assets*

*Assumes that the Growth Fund adopts the Core Growth Fund’s contractual management fee schedule upon consummation of the reorganization and does not take into account MFS’ agreement to reduce the Growth Fund’s management fee to 0.60% of the Growth Fund’s average daily net assets as described above.

Sales Charges and Rule 12b-1 Fees.  The sales charges are the same for both Funds; however, no initial sales charge will be charged to shareholders in connection with the proposed reorganization of the Funds.  The contingent deferred sales charge (“CDSC”) aging schedule for Class B shares and Class C shares held by a shareholder of the Core Growth Fund will be carried over to Class B shares and Class C shares, respectively, of the Growth Fund received by such shareholder in the reorganization.

In addition, the maximum amounts payable under the Rule 12b-1 distribution plans, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), are the same for Class A, Class B, Class C, Class W, Class R1, Class R2, and Class R3 shares of the Core Growth Fund and the Growth Fund.  Neither Class I nor Class R4 shares of either Fund are subject to Rule 12b-1 fees.

Total Annual Fund Operating Expenses, Other Expenses, and Total Annual Operating Expenses After Fee Reductions and/or Expense Reimbursements.  As shown in greater detail in the tables below, the Growth Fund’s “Total Annual Fund Operating Expenses” for each class of shares were each higher than the Core Growth Fund’s “Total Annual Fund Operating Expenses” for the corresponding class of shares as of each Fund’s most recent fiscal year end.  However, it is estimated that the pro forma “Total Annual Fund Operating Expenses” of each class of the combined fund will be two basis points lower than the expenses of the corresponding class of shares of the Core Growth Fund based on expenses incurred during each Fund’s most recent fiscal year.  In addition, it is estimated that the pro forma “Total Annual Operating Expenses After Fee Reductions and/or Expense Reimbursements” for each class of the combined fund will be eight basis points lower than the expenses of the corresponding class of shares of the Core Growth Fund based on expenses incurred during each Fund’s most recent fiscal year.

MFS has agreed in writing to limit the Growth Fund’s “Total Annual Fund Operating Expenses” following the consummation of the reorganization for each class of shares to an amount equal to Core Growth Fund’s “Total Annual Fund Operating Expenses” for each corresponding class of shares as of Core Growth Fund’s most recent fiscal year end, as depicted in the table below.  This agreement will continue until modified by a vote of the Growth Fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013.

The following tables summarize the fees and expenses that you may pay when investing in the Funds, expenses that the Core Growth Fund and the Growth Fund incurred in the twelve months ended August 31, 2010 and November 30, 2010, respectively, and estimates of pro forma expenses of the Growth Fund after giving effect to the reorganization (assuming that the reorganization occurred December 1, 2009 (the beginning of the Growth Fund’s most recently completed fiscal year)).  The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses, but have not been adjusted to reflect each Fund’s current asset size.  In general, a fund’s annual operating expenses as a percentage of the fund’s assets increase as the fund’s assets decrease.

The tables below are provided to help you understand the expenses of investing in the Funds, including estimates of pro forma expenses of the Growth Fund after giving effect to the reorganization.

The Growth Fund’s actual expenses after the reorganization may be greater or less than those shown below.

	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class W Shares	All Class R Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

Core Growth Fund	5.75%		None		None		None	None	None

Growth Fund	5.75	%…	None		None		None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is less)

Core Growth Fund	See Below	*	4.00	%**	1.00	%***	None	None	None

Growth Fund	See Below	*	4.00	%**	1.00	%***	None	None	None

…                                        No sales charge will be paid on shares of the Growth Fund issued in connection with this proposed reorganization.

*                                         A contingent deferred sales charge (referred to as a CDSC) of 1.00% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares and you redeem your investment within 24 months of your purchase.

**                                  4.00% in the first year, declining to 0.00% after six years.

***                           1.00% for shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses(1)

(Expenses that you pay each year as a percentage of

the value of your investment)

	Management Fees	Distribution (12b-1) Fees[2]	Other Expenses[3]	Total Annual Fund Operating Expenses[3,4]
Core Growth Fund
Class A	0.71%	0.25%	0.26%	1.22%
Class B	0.71%	1.00%	0.26%	1.97%
Class C	0.71%	1.00%	0.26%	1.97%
Class I	0.71%	N/A	0.26%	0.97%
Class W	0.71%	0.10%	0.26%	1.07%
Class R1	0.71%	1.00%	0.26%	1.97%
Class R2	0.71%	0.50%	0.26%	1.47%
Class R3	0.71%	0.25%	0.26%	1.22%
Class R4	0.71%	N/A	0.26%	0.97%

Growth Fund
Class A	0.75%	0.25%	0.30%	1.30%
Class B	0.75%	1.00%	0.30%	2.05%
Class C	0.75%	1.00%	0.30%	2.05%
Class I	0.75%	N/A	0.30%	1.05%
Class W6	0.75%	0.10%	0.30%	1.15%
Class R1	0.75%	1.00%	0.30%	2.05%
Class R2	0.75%	0.50%	0.30%	1.55%
Class R3	0.75%	0.25%	0.30%	1.30%
Class R4	0.75%	N/A	0.30%	1.05%

Growth Fund (Pro forma combined)[5,7]
Class A	0.66%	0.25%	0.29%	1.20%
Class B	0.66%	1.00%	0.29%	1.95%
Class C	0.66%	1.00%	0.29%	1.95%
Class I	0.66%	N/A	0.29%	0.95%
Class W6	0.66%	0.10%	0.29%	1.05%
Class R1	0.66%	1.00%	0.29%	1.95%
Class R2	0.66%	0.50%	0.29%	1.45%
Class R3	0.66%	0.25%	0.29%	1.20%
Class R4	0.66%	N/A	0.29%	0.95%

1  Expenses for the Growth Fund computed for the twelve-month period ended November 30, 2010, the Growth Fund’s most recently completed fiscal year end.  Expenses for the Core Growth Fund computed for the twelve-month period ended August 31, 2010, the Core Growth Fund’s most recently completed fiscal year end.

2  Each Fund’s Rule 12b-1 plan permits it to pay distribution and/or services fees to support the sale and distribution of such fund’s Class A, Class B, Class C, Class R1, and Class R2, and Class R3, and Class W shares.  For Class A and Class R3 shares, the 12b-1 fees consist of a 0.25% service fee.  For Class B, Class C, and Class R1 shares, the 12b-1 fees consist of a 0.25% service fee and a 0.75% distribution fee.  For Class R2 shares, the 12b-1 fees consist of a 0.25% service fee and a 0.25% distribution fee.  For Class W shares the 12b-1 fees consist of a 0.10% distribution fee.  Class I and Class R4 shares are not subject to

Rule 12b-1 fees.

3 “Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the reorganization, as described in “Reorganization Fees and Expenses” under “Information About the Reorganization.”   Under a Special Servicing Agreement among MFS, each MFS fund-of-funds and the Core Growth Fund, the Core Growth Fund pays a portion of the transfer agent-related expenses of each MFS fund-of-funds that invests in the Core Growth Fund, including sub-accounting fees payable to financial intermediaries, to the extent such payments are less than the amount of benefits realized or expected to be realized by the Core Growth Fund from the investment in the Fund by the MFS fund-of-funds. The Pro Forma expenses of the combined fund assume that the Growth Fund is added to the Special Servicing Agreement and that the Core Growth Fund’s allocated portion of the transfer agent-related expenses of each MFS fund-of-funds are allocated to the Growth Fund subsequent to the reorganization.   MFS estimates that the total expense ratios of the combined fund absent participation in the Special Servicing Agreement would be 1.18% for Class A and Class R3 shares, 1.93% for Class B, Class C and Class R1 shares, 0.93% for Class I and Class R4 shares, 1.43% for Class R2 shares and 1.03% for Class W shares.

4 With respect to the Core Growth Fund, MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that “Total Annual Fund Operating Expenses” do not exceed 1.26% of the Fund’s average daily net assets annually for each of Class A and Class R3 shares, 2.01% of the Fund’s average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.01% of the Fund’s average daily net assets annually for each of Class I and Class R4 shares, 1.51% of the Fund’s average daily net assets annually for class R2 shares and 1.11% of the Fund’s average daily net assets annually for Class W shares. This written agreement will continue until modified by a vote of the Fund’s Board of Trustees, but such agreement will continue until at least December 31, 2011.

With respect to the Growth Fund, MFS has agreed in writing to reduce its management fee to 0.60% of the Fund’s average daily net assets annually until modified by a vote of the Fund’s Board of Trustees, but such agreement will continue until at least March 31, 2012.  If MFS’ agreement to reduce the Growth Fund’s management fee to 0.60% were reflected in the table above, the Growth Fund’s “Total Annual Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be 1.15% for each of Class A and Class R3 shares, 1.90% for each of Class B, Class C, and Class R1 shares, 0.90% for each of Class I and Class R4 shares, 1.40% for Class R2 shares, and 1.00% for Class W shares, and the Pro Forma Combined Fund’s  “Total Annual Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be 1.14% for each of Class A and Class R3 shares, 1.89% for each of Class B, Class C, and Class R1 shares, 0.89% for each of Class I and Class R4 shares, 1.39% for Class R2 shares, and 0.99% for Class W shares.

MFS has agreed in writing to bear the combined fund’s expenses following the consummation of the reorganization, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that “Total Annual Fund Operating Expenses” of the combined fund will not exceed 1.22% for Class A shares and Class R3 shares, 1.97% for Class B, Class C, and Class R1 shares, 0.97% for Class I and Class R4 shares, 1.47% for Class R2 shares, and 1.07%  for Class W shares. This written agreement will continue until modified by a vote of the combined fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013.

5  Assumes that the reorganization occurred on the first day of the twelve-month period ended November 30, 2010.

6 Because Class W shares of the Growth Fund have not yet commenced operations, the annual fund operating expenses for Class W shares of the Growth Fund are based on estimated expenses for the fiscal year ended November 30, 2010 expressed as a percentage of the fund’s average net assets during the period.

7 Upon consummation of the reorganization, the Growth Fund’s investment advisory agreement will be amended such that the management fee will be 0.75% of average daily net assets annually up to $1 billion, 0.65% of average daily net assets annually in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets annually over $2.5 billion.

Examples

The following examples translate the expense percentages shown in the preceding tables into dollar amounts.  By doing this, you can more easily compare the cost of investing in the Funds.  The examples make certain assumptions.  They assume that you invest $10,000 in a Fund for the time periods shown and that you redeem all of your shares at the end of these periods (unless otherwise indicated below).  They also assume a 5% return on your investment each year and that all dividends and other distributions are reinvested.  They also assume that a Fund’s operating expenses remain the same.  The examples are hypothetical; your actual costs and returns may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Core Growth Fund

Class A	$692	$940	$1,207	$1,967

Class B (1)
Assuming redemption at end of period	$600	$918	$1,262	$2,102

Assuming no redemption	$200	$618	$1,062	$2,102

Class C
Assuming redemption at end of period	$300	$618	$1,062	$2,296

Assuming no redemption	$200	$618	$1,062	$2,296

Class I	$99	$309	$536	$1,190

Class W	$109	$340	$590	$1,306

Class R1	$200	$618	$1,062	$2,296

Class R2	$150	$465	$803	$1,757

Class R3	$124	$387	$670	$1,477

Class R4	$99	$309	$536	$1,190

	1 Year	3 Years	5 Years	10 Years

Growth Fund

Class A	$700	$963	$1,247	$2,053

Class B (1)
Assuming redemption at end of period	$608	$943	$1,303	$2,187

Assuming no redemption	$208	$643	$1,103	$2,187

Class C
Assuming redemption at end of period	$308	$643	$1,103	$2,379

Assuming no redemption	$208	$643	$1,103	$2,379

Class I	$107	$334	$579	$1,283

Class W	$117	$365	$633	$1,398

Class R1	$208	$643	$1,103	$2,379

Class R2	$158	$490	$845	$1,845

Class R3	$132	$412	$713	$1,568

Class R4	$107	$334	$579	$1,283

	1 Year	3 Years	5 Years	10 Years
Growth Fund (Pro Forma Combined)
Class A	$690	$934	$1,197	$1,946
Class B (1)
Assuming redemption at end of period	$598	$912	$1,252	$2,080
Assuming no redemption	$198	$612	$1,052	$2,080
Class C
Assuming redemption at end of period	$298	$612	$1,052	$2,275
Assuming no redemption	$198	$612	$1,052	$2,275
Class I	$97	$303	$526	$1,166
Class W	$107	$334	$579	$1,283
Class R1	$198	$612	$1,052	$2,275
Class R2	$148	$459	$792	$1,735
Class R3	$122	$381	$660	$1,455
Class R4	$97	$303	$526	$1,166

(1) Class B shares convert to Class A shares approximately eight years after purchase.  Therefore, years nine and ten reflect Class A expenses, respectively.

For more information on the fees and expenses of each Fund, see “Summary of Key Information – Fees and Expenses” in each Fund’s current Prospectus.

6.                                       How has the Growth Fund performed?

The following information provides some indication of the risks of investing in the Funds, by showing changes in the Funds’ performance from year to year, and by showing how the Funds’ average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

As shown in the tables below, Class A shares of the Growth Fund outperformed Class A shares of the Core Growth Fund in six of the last ten calendar years.  In addition, each class of the Growth Fund outperformed the corresponding class of the Core Growth Fund for each of the one-, five-, and ten-year periods ended December 31, 2010.  Of course, the Funds’ past performance is not an indication of future performance.

Annual Total Return (Total Investment Return at NAV)

Class A Shares

	2010	2009	2008	2007	2006
Core Growth Fund	12.97%	24.10%	(36.57)%	14.90%	9.41%
Growth Fund	15.65%	38.19%	(37.61)%	20.82%	7.54%

	2005	2004*	2003**	2002	2001
Core Growth Fund	6.42%	10.21%	21.38%	(28.94)%	(23.67)%
Growth Fund	8.67%	13.05%	31.79%	(35.43)%	(25.82)%

The performance information in the table above reflects reinvestment of dividends and other earnings, but does not reflect any applicable sales charges.  The returns of each Fund’s other share classes will differ from the Class A share returns shown above depending on the expenses of those share classes.

During the periods shown in the table, the highest quarterly returns for the Core Growth Fund and the Growth Fund were 14.49% for the calendar quarter ended June 30, 2003 and 25.31% for the calendar quarter ended December 31, 2001, respectively, and the lowest quarterly returns were (23.19)% for the calendar quarter ended December 31, 2008 and (31.50)% for the calendar quarter ended September 30, 2001, respectively.  The total returns for the three-month period ended March 31, 2011 for the Core Growth Fund and the Growth Fund were 4.43% and 4.89%, respectively.

*The 2004 total returns shown in the table include proceeds received by the Growth Fund and Core Growth Fund, respectively, as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, each Fund’s 2004 annual total return would have been lower.

**The 2003 total return of the Growth Fund shown in the table includes proceeds received by the Fund from a non-recurring litigation settlement. Excluding the effect of this payment, the Fund’s 2003 annual total return would have been lower.

Average Annual Total Returns(1) for the Periods Ended December 31, 2010 (Load Adjusted)

	1 Year	5 Year	10 Year^
Core Growth Fund

Returns Before Taxes
Class B Shares, with CDSC (Declining over Six Years from 4% to 0%)	8.05%	1.19%	(1.96	)%(2)
Class C Shares, with CDSC (1% for 12 Months)	11.05%	1.54%	(2.12)%
Class I Shares, at Net Asset Value	13.26%	2.57%	(1.13)%
Class W Shares, at Net Asset Value	13.07%	2.48%	(1.19)%
Class R1 Shares, at Net Asset Value	12.09%	1.51%	(2.23)%
Class R2 Shares, at Net Asset Value	12.71%	2.00%	(1.79)%
Class R3 Shares, at Net Asset Value	12.93%	2.25%	(1.49)%
Class R4 Shares, at Net Asset Value	13.21%	2.53%	(1.21)%
Class A Shares, with Initial Sales Charge (5.75%)	6.48%	1.05%	(2.04)%

Returns After Taxes (Class A Shares Only)
Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)(3)	6.48%	0.56%	(2.28)%
Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%) (3)	4.21%	0.76%	(1.78)%

Benchmark Comparison (Returns Before Taxes)
Russell 1000 Growth Index(4) (5)	16.71%	3.75%	0.02%

	1 Year	5 Year	10 Year^
Growth Fund

Returns Before Taxes
Class B Shares, with CDSC (Declining over Six Years from 4% to 0%)	10.82%	4.19%	(0.55	)%(2)
Class C Shares, with CDSC (1% for 12 Months)	13.82%	4.53%	(0.70)%
Class I Shares, at Net Asset Value	15.96%	5.59%	0.30%
Class W Shares, at Net Asset Value(6)	N/A	N/A	N/A
Class R1 Shares, at Net Asset Value	14.83%	4.50%	(0.81)%
Class R2 Shares, at Net Asset Value	15.41%	5.00%	(0.34)%
Class R3 Shares, at Net Asset Value	15.70%	5.26%	(0.05)%
Class R4 Shares, at Net Asset Value	15.97%	5.55%	0.24%
Class A Shares, with Initial Sales Charge (5.75%)	9.00%	4.08%	(0.54)%

Returns After Taxes (Class A Shares Only)
Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)(3)	9.00%	3.86%	-0.65%
Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%) (3)	5.85%	3.50%	-0.46%

Benchmark Comparison (Returns Before Taxes)
Russell 1000 Growth Index (4) (5)	16.71%	3.75%	0.02%

(1) The performance information in the table above reflects reinvestment of dividends and other earnings, and takes into account the deduction of the 5.75% maximum sales charge on Class A shares and the applicable CDSC for Class B shares (declining over six years from 4% to 0% from the end of the calendar month of purchase). The performance returns for the benchmark comparisons do not reflect the deduction of sales charges. All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been lower.

(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, returns for the period after conversion reflect the performance of Class A shares.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only Class A shares of each fund, and after-tax returns for the funds’ other classes of shares will vary from the returns shown.

(4)  Source: FactSet Research Systems Inc.

(5) The Russell 1000 Growth Index - constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

(6) Class W shares of the Growth Fund have not commenced investment operations as of the date of this Prospectus/Proxy Statement.

Core Growth Fund commenced investment operations on January 2, 1996 with the offering of Class A shares, and subsequently offered Class I shares on January 2, 1997, Class B shares and Class C shares on December 31, 1999, Class R2 shares on October 31, 2003, Class R1 shares, Class R3 shares and Class R4 shares on April 1, 2005, and Class W shares on May 1, 2006.  Growth Fund commenced investment operations on December 29, 1986, with the offering of Class B shares, and subsequently offered Class A shares on September 13, 1993, Class C shares on April 1, 1996, Class I shares on January 2, 1997, Class R2 shares on October 31, 2003, and Class R1, Class R3, and Class R4 shares on April 1, 2005.

For Core Growth Fund, performance for each of Class W, Class R1, Class R2, Class R3 and Class R4 shares includes the performance of the fund’s Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering. For Growth Fund, performance for each of Class R1, Class R2, Class R3, and Class R4 shares includes the performance of the Fund’s Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

^ A portion of each of the ten-year returns includes proceeds received by the Fund from unrelated non-recurring events.

To review information regarding the Growth Fund in more detail, please refer to the Growth Fund Prospectus and the Growth Fund Annual Report, each of which is enclosed.

7.                                       What are the differences in portfolio turnover rates of the two Funds?

Portfolio turnover is a measure of how frequently a Fund trades portfolio securities.  Frequent trading of portfolio securities increases transaction costs, which could detract from a Fund’s performance.  Additionally, active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which would increase the tax liability for the Fund’s shareholders who do not hold shares in tax-free accounts such as a 401(k) plan.  During each Fund’s most recent fiscal year, the Core Growth Fund had a portfolio turnover rate of 249% and the Growth Fund had a portfolio turnover rate of 103%.  It is anticipated that there will be additional portfolio turnover prior to and following the reorganization due to the trading of securities in connection with portfolio repositioning.

8.                                       Who manages the Growth Fund?

MFS is the investment adviser for each Fund.  MFS, located at 500 Boylston Street, Boston, Massachusetts, is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust.  Net assets under the management of the MFS organization were approximately $229 billion as of March 31, 2011.

The Growth Fund is managed by Eric B. Fischman, an MFS Investment Officer of MFS.  Mr. Fischman has been employed in the investment area of MFS since 2002.

9.                                       How will the reorganization happen?

If the reorganization is approved, your Core Growth Fund shares will be exchanged for Growth Fund shares, using the Funds’ respective net asset value per share prices, excluding sales charges, as of the close of trading on or about August 26, 2011.  This exchange will not affect the total dollar value of your investment.

10.                                 Will the reorganization have tax consequences?

It is expected that the reorganization itself will be a tax-free event for federal income tax purposes.  Accordingly, no gain or loss is expected to be recognized by you or the Core Growth Fund as the direct result of the reorganization and your aggregate tax basis in the Growth Fund shares you will receive in connection with the reorganization are expected to be the same as your aggregate tax basis in your Core Growth Fund shares.  That said, because the reorganization will cause the Core Growth Fund’s tax year to end on a date earlier than the last day of its normal tax year, the reorganization may accelerate distributions from the Core Growth Fund to its shareholders.  In particular, the Core Growth Fund will recognize net gains (net of any available capital loss carry forwards) or losses on the sales of any securities including those resulting from portfolio repositioning prior to the reorganization. As previously discussed in Question 4, “How do the investment objectives, principal investment strategies, policies and restrictions of the two Funds compare,” MFS estimates that approximately 14% of the portfolio of the Core Growth Fund will be liquidated prior to the reorganization. Any undistributed capital gains realized on a net basis in the short tax year ending on the closing date, whether as the result of sales of securities in the normal course of business or due to repositioning, will require the Core Growth Fund to declare a dividend and pay out any such net realized gains, net of any available capital loss carryforwards, which will be taxable to shareholders.

Additionally, MFS estimates that approximately 14% of the portfolio securities received from the Core Growth Fund may subsequently be sold over time by the Growth Fund following the reorganization. To the extent the Growth Fund recognizes net gains from the sale of such securities, such gains, net of any available capital loss carryforwards, will be distributed to its shareholders during or with respect to the year of sale and will be taxable to you as a shareholder of the Growth Fund. The actual tax impact of the sale of portfolio assets will depend on the difference between the price at which such portfolio assets are sold by a fund and the fund’s basis in such assets. Also, to the extent that the Core Growth Fund holds any securities that are marked to market in connection with the reorganization, it will also recognize and be required to pay out any net gain from such securities.  You, as a shareholder, are urged to consult your own tax adviser as to the specific consequences to you of the reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

At any time prior to the consummation of the reorganization, you may redeem your shares, which will likely result in the recognition of gain or loss for federal income tax purposes.  If you hold Core Growth Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account.  For more information about the federal income tax consequences of the reorganization, see “Federal Income Tax Consequences” below.

11.                                 Will my dividends be affected by the reorganization?

Currently, the Core Growth Fund intends to distribute substantially all of its net income (including any capital gains) to shareholders at least annually.  Distributions by the Core Growth Fund may be accelerated prior to the reorganization, as described above.  Following the reorganization, the payment frequency for dividends and capital gains in the Growth Fund is the same as the Core Growth Fund’s regular distribution schedule.  Except as described below, your distributions will continue to be either reinvested or paid in cash, according to the option you selected with the Core Growth Fund.  Of course, the amount of these dividends will reflect the investment performance of the Growth Fund.

The Growth Fund will not permit any Core Growth Fund shareholder holding certificates for Core Growth Fund shares at the time of the reorganization to receive cash dividends or other distributions, to receive certificates for shares issued in the reorganization (referred to as “Reorganization Shares”), to exchange Reorganization Shares for shares of other investment companies managed by MFS, or to pledge or redeem Reorganization Shares until such certificates for the Core Growth Fund shares have been surrendered, or, in the case of lost certificates, until an adequate surety bond has been posted.

If a shareholder is not permitted to receive cash dividends or other distributions on Reorganization Shares for one of the reasons above, the Growth Fund will pay all such dividends and distributions in additional shares, notwithstanding any election the shareholder may have made previously to receive dividends and distributions on the Core Growth Fund shares in cash.

12.                                 What Growth Fund shares will shareholders of the Core Growth Fund receive if the reorganization occurs?

                                                As noted above, shareholders holding Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3, and Class R4 shares of the Core Growth Fund will receive Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3, and Class R4 shares, respectively, of the Growth Fund equal in total value to the shares of the Core Growth Fund held by the shareholder at the time of the reorganization.  The Growth Fund is a series of MFS Series Trust II (“Series Trust II”), a voluntary association with transferable shares organized under the laws of The Commonwealth of Massachusetts (commonly referred to as a “Massachusetts business trust”) and is governed by its Amended and Restated Declaration of Trust, as amended (“Series Trust II’s Declaration of Trust”), and by-laws, as amended and restated.  The Core Growth Fund is a series of MFS Series Trust I (“Series Trust I”), another Massachusetts business trust and is governed by its Amended and Restated Declaration of Trust, as amended (“Series Trust I’s Declaration of Trust”), and by-laws, as amended and restated.  Series Trust II’s and Series Trust I’s Declarations of Trust are substantially similar and their by-laws are identical to one another.  Accordingly, Core Growth Fund shareholders will have substantially similar rights as shareholders of Growth Fund to the rights they currently have as shareholders of the Core Growth Fund.  In addition, both Series Trust II and Series Trust I are overseen by the same Board of Trustees.

13.                                 Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

No.  The procedures for purchasing and redeeming shares of each Fund and for exchanging shares of each Fund for shares of other MFS funds are similar.

Both Funds currently offer Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares.  The Core Growth currently offers Class W shares, and the Growth Fund is offering Class W shares in connection with the reorganization, which have not commenced investment operations as of the date of this Prospectus/Proxy Statement.  Class A, Class B and Class C shares of both Funds may be purchased through financial intermediaries that have sales agreements with MFS Fund Distributors, Inc. (“MFD”) at prices based on net asset value, plus varying sales charges, depending on the class and number of shares purchased.  Reinvestment of distributions by the Funds are made at net asset value for all classes.

Shares of each Fund may be redeemed any day the New York Stock Exchange is open at their net asset value next determined after receipt by the Fund of a properly completed redemption request either directly from you or through a financial intermediary by the Fund’s valuation time, minus any applicable CDSC.

Shares received in connection with the proposed reorganization may be exchanged for shares of the same class of most other MFS funds by having your financial intermediary process your exchange request or by contacting the shareholder servicing agent, MFS Service Center, Inc., directly.  Your shares will be bought at the net asset value next calculated after your exchange order is received in proper form.

For more information on the principal share characteristics of the Funds, see “Description of Share Classes” and “How to Purchase, Redeem and Exchange Shares” in each Fund’s current Prospectus.

14.                                 How will I be notified of the outcome of the reorganization?

If the proposed reorganization is approved by shareholders, you will receive confirmation after the reorganization is completed, indicating your new account number, the number of shares of the Growth Fund you are receiving and the procedures for surrendering your certificates of the Core Growth Fund, if applicable.  If the reorganization is not approved, the Core Growth Fund will continue to be managed as a separate fund in accordance with its current investment objective and policies and the Trustees may consider other alternatives.

15.                                 Will the number of shares each shareholder owns change?

Yes, but the total value of the shares of the Growth Fund you receive will equal the total value of the shares of the Core Growth Fund that you hold at the time of the reorganization.  Even though the net asset value per share of each Fund (and the resulting number of shares) is different, the total value of your holdings will not change as a result of the reorganization.

RISK FACTORS

What are the principal risk factors associated with an investment in the Growth Fund and how do they compare with those for the Core Growth Fund?

Because the Funds share an identical investment objective and similar investment policies, the principal risks of an investment in the Growth Fund are similar to the principal risks of an investment in the Core Growth Fund.  However, each Fund has experienced a distinct risk profile over the last three years.  As of March 31, 2011, the three-year standard deviation was 19.95 for the Core Growth Fund versus 21.90  for the Growth Fund (a higher percentage for standard deviation reflects a higher risk profile). The standard deviation for each Fund’s benchmark, the Russell 1000 Growth Index, during this period was 21.95.

Each Fund is principally subject to the risks described below:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

In addition to the risks discussed above, the Core Growth Fund is also principally subject to the risk described below:

Derivatives Risk:  Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and can sometimes be unlimited, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Other Investments.  In addition to the Funds’ main investment strategies described above, each Fund also may buy and sell the other types of investments.  The risks associated with the principal investment techniques and practices used by the Funds are summarized above.  The non-principal investment techniques in which the Funds may engage are described, together with their risks, in each Fund’s Statement of Additional Information.

As with any mutual fund, you could lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks described above and other risks associated with each Fund, see, among other disclosures, “Summary of Key Information – Principal Risks,” “Investment Objective, Strategies, and Risks – Principal Risks” and “Investment Objective, Strategies and Risks – Other Investment Strategies and Risks” in each Fund’s current Prospectus, “Investment Strategies, Risks and Restrictions” in Part I of each Fund’s current Statement of Additional Information and “Appendix D – Investment Strategies and Risks” and “Appendix E  – Investment Restrictions” in Part II of each Fund’s current Statement of Additional Information.

GENERAL

This Prospectus/Proxy Statement is furnished in connection with the proposed reorganization of the Core Growth Fund into the Growth Fund and the solicitation of proxies by and on behalf of the Trustees of the Core Growth Fund for use at the Special Meeting of Shareholders of the Core Growth Fund (the “Meeting”).  The Meeting is to be held on August 11, 2011, at 10:30 a.m. Eastern time at 500 Boylston Street, 24th floor, Boston, Massachusetts 02116-3741.  The Notice of the Meeting, the combined Prospectus/Proxy Statement and the proxy card are being mailed to shareholders on or about June [ ], 2011.

Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Core Growth Fund’s Assistant Secretary at the principal office of the Core Growth Fund, 500 Boylston Street, Boston, Massachusetts 02116-3741) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Core Growth Fund.  All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Item 1 of the Notice of Meeting) to implement the reorganization of the Core Growth Fund as described below.

As of [            ], the Core Growth Fund had outstanding [ ], [ ], [ ], [ ], [ ], [ ], [ ], [ ] and [  ] of its Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3, and Class R4 shares of beneficial interest, respectively.  Only shareholders of record as of the close of business on June 16, 2011 will be entitled to notice of and to vote at the Meeting.  Each shareholder is entitled to one vote for each dollar of net asset value of shares held by that shareholder on that date (i.e., number of shares times net asset value per share), with fractional dollar amounts voting proportionately.

The Trustees of the Core Growth Fund know of no matters other than those set forth herein to be brought before the Meeting.  If, however, any other matters properly come before the Meeting, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF

AGREEMENT AND PLAN OF REORGANIZATION AND THE RELATED REORGANIZATION TRANSACTION

The shareholders of the Core Growth Fund are being asked to approve or disapprove a reorganization between the Core Growth Fund and the Growth Fund pursuant to an Agreement and Plan of Reorganization between the Funds (the “Agreement”), a copy of the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

The reorganization is structured as a transfer of the assets and liabilities of the Core Growth Fund to the Growth Fund in exchange for that number of full and fractional Reorganization Shares, equal in total net asset value to the total net value of assets transferred to the Growth Fund, all as more fully described below under “Information About the Reorganization.”

After receipt of the Reorganization Shares, the Core Growth Fund will distribute the shares to its shareholders, each in proportion to their existing shareholdings, in complete liquidation of the Core Growth Fund and the legal existence of the Core Growth Fund under Massachusetts law will be terminated as soon as reasonably practicable thereafter.  Each shareholder of the Core Growth Fund will receive a number of full and fractional Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3, and Class R4 Reorganization Shares equal in value at the date of the exchange to the aggregate value of the shareholder’s Core Growth Fund shares of the same class.

On or prior to the “Exchange Date” (as defined below), the Core Growth Fund will declare and pay a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized gains, if any, through the Exchange Date.

The Trustees of the Core Growth Fund have voted unanimously to approve the proposed transaction and to recommend that shareholders also approve the transaction.  The transaction contemplated by the Agreement will be consummated only if the Agreement is approved by the affirmative vote of the holders of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Core Growth Fund.  Shareholders of record are entitled to one vote for each dollar of net asset value of their shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately.  The reorganization does not require the approval of the shareholders of the Growth Fund.

In the event that this proposal is not approved by the shareholders of the Core Growth Fund, the Core Growth Fund will continue to be managed as a separate fund in accordance with its current investment objective and policies and the Trustees may consider such alternatives as may be in the best interests of the Core Growth Fund and its shareholders.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

MFS discussed the proposed reorganization of the Core Growth Fund with the Funds’ Board of Trustees at the Board’s April, 2011, and May, 2011, meetings.  MFS advised the Board that the reorganization offers Core Growth Fund shareholders the opportunity to participate in a larger combined fund with the same investment objective, similar investment policies and strategies, a generally better historical performance record, and the potential for lower expenses as the result of fixed expenses being spread over the combined fund’s larger asset base.  MFS advised the Board that Growth Fund shareholders may benefit from the reorganization as a result of the increase in size of the combined fund and the resulting potential for lower expense ratios over time.

The Funds’ Boards of Trustees, including all Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of the Funds, have determined that the reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the reorganization.  The Trustees have unanimously approved the proposed reorganization and have recommended its approval by shareholders of the Core Growth Fund.  The Growth Fund and the Core Growth Fund have separate Boards of Trustees comprised of the same individuals.

The Board of Trustees, including the Independent Trustees, of the Core Growth Fund believes that the proposed reorganization will be advantageous to the Core Growth Fund’s shareholders for a number of reasons and considered the following matters, among others, in unanimously approving the proposal:

1.                                       The similarities and differences, as described above, in the Funds’ investment objectives, policies, strategies, and restrictions;

2.                                       Although past performance is not an indication of future results, the Growth Fund generally has a better overall historical performance record than the Core Growth Fund;

3.                                       The relative risks of investing in either Fund;

4.                                       The Funds are permitted to invest in the same type of investments;

5.                                       All share classes of the Core Growth Fund have a structure that is substantially similar to all corresponding share classes of the Growth Fund, including identical shareholder fees and Rule 12b-1 fees;

6.                                       The expectation that the transaction will qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by the Core Growth Fund or its shareholders for federal income tax purposes as a direct result of the transaction;

7.                                       The pro forma total expense ratios and net expense ratios for each class of shares of the combined Fund are estimated to be 0.02% and 0.08% less, respectively, than the total expense ratios and net expense ratios for each corresponding share class of the Core Growth Fund, based on expenses incurred during each Fund’s most recent fiscal year end;

8.                                       The current effective management fee paid to MFS by the Growth Fund is lower than the contractual and effective management fees paid to MFS by the Core Growth Fund after giving effect to current management fee waivers, which can only be modified by a vote of the Growth Fund’s Board of Trustees and will continue until at least March 31, 2012;

9.                                       MFS has agreed to amend the Growth Fund’s investment advisory agreement upon consummation of the reorganization such that Growth Fund’s contractual management fee schedule will be the same as the contractual management fee schedule for the Core Growth Fund;

10.                                 MFS has agreed in writing to limit the “Total Annual Fund Operating Expenses” of each class of the pro forma combined fund to an amount equal to the “Total Annual Fund Operating Expenses” of each corresponding class of shares of Core Growth Fund as of Core Growth Fund’s most recent fiscal year end, and such agreement will continue at least until August 31, 2013;

11.                                 The reduction of overlap of similar funds within the MFS family of funds could reduce or eliminate portfolio and operational inefficiencies, and will create a larger combined fund with the potential for greater prospects for asset growth over time;

12.                                 The combined fund will continue to be managed by MFS, both the Core Growth Fund and Growth Fund are currently managed by Eric B. Fischman, and Mr. Fischman will continue to manage the Growth Fund;

13.                                 The compatibility of the Funds’ shareholder service features;

14.                                 The expected liabilities of each Fund;

15.                                 The estimated costs that will be borne directly or indirectly by each Fund in connection with the reorganization;

16.                                 The estimated costs that will be borne by MFS in connection with the reorganization;

17.                                 The anticipated portfolio repositioning in connection with the reorganization and associated expenses and potential tax consequences to shareholders;

18.                                 The potential federal income tax limitations on the combined fund’s ability to use the Core Growth Fund’s pre-reorganization capital loss carry forwards, if any, to offset future realized capital gains, the potential reduction in the benefit of those losses to the Core Growth Fund shareholders, and the fact that Core Growth Fund shareholders will potentially share the tax cost associated with the Growth Fund’s relatively larger built-in gains;

19.                                 The potential alternatives to the reorganization, including mergers with other MFS funds or liquidation of the Core Growth Fund through the sale of the Fund’s portfolio securities and distribution of the cash to its shareholders; and

20.                                 The reorganization will not result in dilution of the interests of shareholders of either Fund.

The Board of Trustees of the Growth Fund considered that the reorganization presents an opportunity for the Growth Fund to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities, although the combined fund will bear brokerage commissions and other transaction costs to the extent portfolio securities are repositioned following the reorganization.  The Trustees also considered that the expenses the Growth Fund would incur as a result of the reorganization were reasonable in relation to the benefits the Growth Fund would realize as a result of the transaction.  In addition, the Trustees considered that shareholders of each class of the Growth Fund are expected to benefit from a ten basis point decrease in the combined fund’s total expenses and a one basis point decrease in the combined fund’s net expenses following the reorganization, with the potential for further expense reductions over time as a result of fixed expenses being spread over a larger asset base (see “Synopsis, question 5” for a discussion of expenses).  The Trustees also believe that the Growth Fund shareholders could, over time, also benefit from improved diversification as a result of the reorganization.

The Boards of Trustees of both Funds also considered that MFS might benefit from the reorganization.  For example, MFS might realize time and cost savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings.

Based on its review and the advice and recommendations of MFS, the Board of Trustees of each Fund has unanimously approved the proposal.

Exchange without recognition of gain or loss for federal income tax purposes.  If a Core Growth Fund shareholder were to redeem his or her shares to invest in another fund, such as the Growth Fund, that shareholder would generally recognize gain or loss for federal income tax purposes.  Also, if the Core Growth Fund were liquidated or reorganized in a taxable reorganization, the transaction would likely result in a taxable event for its shareholders.  By contrast, the proposed reorganization is expected to permit the Core Growth Fund’s shareholders to exchange their investment in that fund for an investment in the Growth Fund without recognition of gain or loss for federal income tax purposes.  After the reorganization, shareholders will be free to redeem any or all of the Growth Fund shares they receive in the reorganization at net asset value (minus any applicable sales charge or redemption fee) at any time, at which point a taxable gain or loss would be recognized.

INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization.  The proposed reorganization will be governed by an Agreement and Plan of Reorganization (the “Agreement”).  The Agreement provides that the Growth Fund will acquire the assets and liabilities of the Core Growth Fund in exchange for the issuance of shares equal in value to the value of the transferred assets net of assumed liabilities.  The Reorganization Shares will be issued on August [26], 2011 (or such other date as may be agreed upon by the parties) following the time as of which the Funds’ shares are valued for determining net asset value for the reorganization at the close of the New York Stock Exchange (4:00 p.m. Eastern time) (the “Exchange Date”).  The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

The Core Growth Fund will sell its assets to the Growth Fund and in exchange, the Growth Fund will assume all liabilities of the Core Growth Fund and deliver to the Core Growth Fund (i) a number of full and fractional Class A shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class A shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class A shares; (ii) a number of full and fractional Class B shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class B shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class B shares; (iii) a number of full and fractional Class C shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class C shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class C shares; (iv) a number of full and fractional Class I shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class I shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class I shares; (v) a number of full and fractional Class R1 shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class R1 shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class R1 shares; (vi) a number of full and fractional Class R2 shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class R2 shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class R2 shares; (vii) a number of full and fractional Class R3 shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class R3 shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class R3 shares; (viii) a number of full and fractional Class R4 shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class R4 shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class R4 shares; and (ix) a number of full and fractional Class W shares having an aggregate net asset value equal to the value of assets of the Core Growth Fund attributable to its Class W shares, less the value of the liabilities of the Core Growth Fund assumed by the Growth Fund attributable to such Class W shares.

On or as soon after the Exchange Date as is conveniently practicable, the Core Growth Fund will distribute to its shareholders of record as of the close of business on the Exchange Date, in proportion to their holdings in the Core Growth Fund, the full and fractional Reorganization Shares received by the Core Growth Fund, with Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class W Reorganization Shares being distributed to holders of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class W shares of the Core Growth Fund, respectively.  As a result of the proposed transaction, each holder of shares of the Core Growth Fund will receive a number of full and fractional corresponding Reorganization Shares equal in aggregate net asset value to the net asset value of the corresponding class of shares of the Core Growth Fund held by the shareholder.  This distribution will be accomplished by the establishment of accounts on the share records of the Growth Fund in the name of such Core Growth Fund shareholders, each account representing the respective number of full and fractional Reorganization Shares due such shareholder.  New certificates for Reorganization Shares will not be issued, except in certain limited circumstances.

The Trustees of each Fund have determined that the interests of each Fund’s shareholders will not be diluted as a result of the transactions contemplated by the reorganization and that the proposed reorganization is in the best interests of each Fund.

The consummation of the reorganization is subject to the conditions set forth in the Agreement.  The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders by the mutual consent of the Core Growth Fund and the Growth Fund.  In addition, either Fund may at its option terminate the Agreement unilaterally at or prior to the Exchange Date because (i) of a material breach by the other party of any representation, warranty or agreement contained in the Agreement to be performed at or prior to the Exchange Date or (ii) a condition set forth in the Agreement expressed to be precedent  to the obligations of the terminating Fund has not been fulfilled (or waived by the terminating Fund) and it reasonably appears that the condition will not or cannot be met.

Reorganization Fees and Expenses.  The one-time fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement (other than brokerage commissions and other transaction costs associated with the portfolio repositioning previously discussed) are estimated to be approximately $298,000 (the “Reorganization Costs”).  These fees and expenses include legal and accounting fees, proxy printing, preparation and mailing costs, and proxy solicitation and shareholder meeting costs.  Each Fund shall bear its own fees and expenses associated with the reorganization.  Approximately $268,000 of the Reorganization Costs will be allocated to the Core Growth Fund.  The higher Reorganization Costs for the Core Growth Fund are due to proxy printing, preparation and mailing, solicitation, and shareholder meeting costs, which are allocated solely to the Core Growth Fund because only the Core Growth Fund requires shareholder approval to consummate the reorganization.  For information regarding estimated brokerage commissions and transaction costs associated with the anticipated portfolio repositioning that will occur in connection with the reorganization, please see the response to Question 4 under “Synopsis”.

Description of the Reorganization Shares.  Reorganization Shares will be issued to the Core Growth Fund’s shareholders in accordance with the procedures under the Agreement as described above.  The Reorganization Shares are Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class W shares of the Growth Fund.  Investors purchasing Class A shares pay a sales charge at the time of purchase, but the Core Growth Fund shareholders receiving Class A Reorganization Shares in the reorganization will not pay a sales charge on such shares.   (Certain investors purchasing Class A shares of the Funds do not pay a sales charge at the time of purchase of shares, but are subject to a contingent deferred sales charge of 1% if such shares are redeemed within 24 months of purchase.)  Class A shares of the Growth Fund are also subject to a maximum Rule 12b-1 fee of 0.25% (consisting of a 0.25% service fee).

Class B shares of the Growth Fund are sold without a sales charge at the time of purchase, but may be subject to a CDSC of up to 4% if redeemed within six years of purchase.  For purposes of determining the CDSC payable on a post-reorganization redemption of Class B Reorganization Shares received by holders of Class B shares of the Core Growth Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Core Growth Fund.  Class B shares of the Growth Fund are also subject to a maximum Rule 12b-1 fee of 1.00% of the Fund’s average daily net assets attributable to Class B shares (consisting of a 0.75% distribution fee and 0.25% service fee).  Class B shares will automatically convert to Class A shares, based on relative net asset value, approximately eight years after purchase.  For purposes of determining the conversion date of Class B Reorganization Shares received by holders of Class B shares of the Core Growth Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Core Growth Fund.

Class C shares of the Growth Fund are also sold without an initial sales charge, but may be subject to a contingent sales charge of 1% if redeemed within twelve months of purchase.  For purposes of determining the contingent deferred sales charge payable on a post-reorganization redemption of Class C Reorganization Shares received by holders of Class C shares of the Core Growth Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class C shares of the Core Growth Fund. Class C shares of the Growth Fund are also subject to a maximum Rule 12b-1 fee of 1.00% (consisting of a 0.75% distribution fee and 0.25% service fee) of the Fund’s average daily net assets attributable to Class C shares.

Class R1, Class R2, Class R3, and Class W shares of the Growth Fund are currently sold without sales charges. The foregoing Classes are, however, subject to maximum Rule 12b-1 fees equal to the following percentages of the Growth Fund’s average daily net assets attributable to the respective classes: 0.25% for Class R3 shares (consisting of a 0.25% service fee), 0.50% for Class R2 shares (consisting of a 0.25% distribution fee and a 0.25% service fee), 1.00% for Class R1 shares (consisting of a 0.75% distribution fee and a 0.25% service fee), and 0.10% for Class W shares (consisting of a 0.10% distribution fee). Class I and Class R4 shares are currently sold without sales charges and are also not currently subject to Rule 12b-1 fees.

Each of the Reorganization Shares will be fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights, except that Class B Reorganization Shares will have the conversion rights specified above.  The Declaration of Trust of the Growth Fund permits the Fund to divide its shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.  The Growth Fund’s shares are currently divided into nine classes — Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class W.  Class W shares of the Growth Fund have not commenced investment operations as of the date of this Prospectus/Proxy Statement.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Growth Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Growth Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Growth Fund or its Trustees.  The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Growth Fund.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Growth Fund would be unable to meet its obligations.  The likelihood of such circumstances is remote.  The shareholders of the Core Growth Fund are subject to this same risk of shareholder liability.

Federal Income Tax Consequences. As a condition to each Fund’s obligation to consummate the reorganization, each Fund will receive an opinion from Ropes & Gray LLP, counsel to the Funds (which opinion will be based on certain factual representations and assumptions and subject to certain qualifications), substantially to the effect that, although not free from doubt, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and current administrative rules and court decisions, for federal income tax purposes, except as noted below:

(a) the reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Growth Fund and the Core Growth Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 361 of the Code, no gain or loss will be recognized by the Core Growth Fund upon the transfer of its assets to the Growth Fund in exchange for Reorganization Shares and the assumption by the Growth Fund of the Core Growth Fund’s liabilities, or upon the distribution of the Reorganization Shares by the Core Growth Fund to its shareholders in liquidation;

(c) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Core Growth Fund on the distribution of Reorganization Shares to them in exchange for their shares of the Core Growth Fund;

(d) under Section 358 of the Code, the aggregate tax basis of the Reorganization Shares that the Core Growth Fund’s shareholders receive in exchange for their Core Growth Fund shares will be the same as the aggregate tax basis of the Core Growth Fund shares exchanged therefor;

(e) under Section 1223(1) of the Code, a Core Growth Fund shareholder’s holding period for the Reorganization Shares received pursuant to the Agreement will be determined by including the holding period for the Core Growth Fund shares exchanged for the Reorganization Shares, provided that the shareholder held the Core Growth Fund shares as a capital asset;

(f) under Section 1032 of the Code, no gain or loss will be recognized by the Growth Fund upon receipt of the assets transferred to the Growth Fund pursuant to the Agreement in exchange for the Reorganization Shares and the assumption by the Growth Fund of the liabilities of the Core Growth Fund;

(g) under Section 362(b) of the Code, the Growth Fund’s tax basis in the assets that the Growth Fund receives from the Core Growth Fund will be the same as the Core Growth Fund’s tax basis in such assets immediately prior to such exchange;

(h) under Section 1223(2) of the Code, the Growth Fund’s holding periods in such assets will include the Core Growth Fund’s holding periods in such assets; and

(i) the Growth Fund will succeed to and take into account the items of the Core Growth Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of MFS Series Trust I, on behalf of the Core Growth Fund and by officers of MFS Series Trust II, on behalf of the Growth Fund, and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent.  It is possible that the Internal Revenue Service (the “IRS”) could disagree with Ropes & Gray LLP’s opinion.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received.

Each Fund has agreed to make and provide additional representations to tax counsel with respect to each Fund that are reasonably requested by tax counsel. A Fund may not waive in any material respect the receipt of the tax opinions as a condition to the reorganization.

Prior to the Exchange Date, the Core Growth Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date. This distribution will be taxable to shareholders, and will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the reorganization. If a shareholder holds shares in a non-taxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

This description of the federal income tax consequences of the reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Tax Considerations. As of February 28, 2011, the Core Growth Fund had capital loss carryforwards of $30,032,975, $194,746,743, and $188,930,177, which are set to expire on August 31, 2011, August 31, 2017, and August 31, 2018, respectively. If the proposed reorganization is approved by shareholders, the stated expiration dates will be accelerated to August 26, 2011, November 30, 2016, and November 30, 2017, respectively.

Capital loss carryforwards are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain. If the reorganization occurs, the tax assets and liabilities of the Growth Fund and the Core Growth Fund, including any capital loss carryforwards that could have been used by each Fund to offset its future realized capital gains, will be shared by the surviving combined fund.  However, a Fund’s ability to carry forward capital losses and to use them to offset future realized capital gains may be limited as a result of the reorganization.

Under applicable tax laws, the ability of the combined fund to use a Fund’s pre-reorganization losses that exceed a certain threshold to offset future realized capital gains may be subject to an annual limitation. In addition, one Fund’s pre-reorganization losses cannot be used to offset the other Fund’s “built-in gains” (i.e., net unrealized gains as of the date of the reorganization) exceeding certain thresholds for five tax years. Finally, the Core Growth Fund’s capital loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the combined fund for the taxable year of the reorganization that is equal to the portion of the combined fund’s taxable year that follows the date of the reorganization (prorated according to the number of days). The effect of these limitations will depend on the amount of pre-reorganization losses and “built-in gains” in each Fund and the net asset value of each Fund at the time of the reorganization.  In certain circumstances, these rules can result in shareholders of either Fund paying taxes sooner, or paying more taxes, than they would have had the reorganization not occurred.

Furthermore, the combined fund will have tax attributes that reflect a blending of the tax attributes of the Core Growth Fund and the Growth Fund at the time of the reorganization. For example, as of February 28, 2011, the Core Growth Fund had net realized losses (i.e., capital loss carryforwards as of the end of the last fiscal year as adjusted by year-to-date realized gains or losses) equal to roughly 18% of its net assets available to reduce capital gains; the Growth Fund had only a negligible amount of net realized losses (less than 1% of its net assets) available.  If the reorganization had occurred on that date, the combined fund would have had net realized losses of roughly 7% of its net assets available to reduce capital gains, which availability could have been further reduced by operation of the limitation rules described above.  Thus, principally as a result of the spreading of the historic Core Growth Fund losses over the larger asset base of the combined fund, the benefit of those losses to Core Growth Fund shareholders would have been reduced relative to the benefit had the reorganization not occurred.

In addition, as of February 28, 2011, the Core Growth Fund had net “built-in” (unrealized) gains equal to roughly 11% of net assets while the Growth Fund had net built-in gains equal to roughly 19% of net assets.  Had the reorganization occurred on that date, Core Growth Fund shareholders would have received a proportionate share of any of Growth Fund’s relatively greater built-in gains realized and distributed to shareholders of the combined fund.  Moreover, if the reorganization had occurred on that date, the prohibition on the use of pre-reorganization losses of one Fund to offset built-in gains of the other Fund would have applied to prevent the use of Core Growth Fund’s greater pre-reorganization losses to offset any pre-reorganization built-in gains of the Growth Fund realized within five years.  As a result, shareholders of the Core Growth Fund might have received a greater amount of taxable distributions than they would have had the reorganization not occurred.

The application of the rules described above may accelerate taxable gain distributions to shareholders of the combined fund.  The impact of such rules will depend on the relative sizes of, and the loss and gains (both realized and unrealized) in, each Fund at the time of the reorganization and thus cannot be calculated precisely prior to the reorganization.

Capitalization.  The following table shows the capitalization of the Funds as of April 30, 2011 and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Core Growth	Growth	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined Fund
Net Assets
Class A	$619,780,744	$1,856,913,396	$(308,556	)(a)	$2,476,385,585
Class B	62,495,877	124,461,472	(27,342	)(a)	186,930,007
Class C	63,789,271	120,218,885	(27,499	)(a)	183,980,657
Class I	915,252,308	136,875,385	(299,156	)(a)	1,051,828,537
Class W(c)	1,213,997	—	(386	)(a)	1,213,611
Class R1	3,137,038	6,906,936	(1,412	)(a)	10,042,562
Class R2	58,981,578	48,946,248	(21,688	)(a)	107,906,138
Class R3	11,002,005	54,296,820	(6,759	)(a)	65,292,066
Class R4	37,987,949	218,521,710	(25,202	)(a)	256,484,457
Total	$1,773,640,767	$2,567,140,852	$(718,000)		$4,340,063,620
Shares outstanding
Class A	32,875,964	41,368,528	13,806,655	(b)	55,175,183
Class B	3,590,953	3,157,459	1,585,385	(b)	4,742,844
Class C	3,665,719	3,069,069	1,628,524	(b)	4,697,593
Class I	46,678,143	2,938,176	19,644,823	(b)	22,582,999
Class W(c)	63,792	—	26,057	(b)	26,057
Class R1	180,834	175,774	79,843	(b)	255,617
Class R2	3,201,792	1,124,335	1,354,964	(b)	2,479,299
Class R3	584,631	1,214,681	246,130	(b)	1,460,811
Class R4	1,986,421	4,804,147	835,084	(b)	5,639,231
Total	92,828,249	57,852,169	39,207,465		97,059,634

Net asset value per share
Class A	$18.85	$44.89			$44.88
Class B	$17.40	$39.42			$39.41
Class C	$17.40	$39.17			$39.16
Class I	$19.61	$46.59			$46.58
Class W(c)	$19.03	—			$46.58
Class R1	$17.35	$39.29			$39.29
Class R2	$18.42	$43.53			$43.52
Class R3	$18.82	$44.70			$44.70
Class R4	$19.12	$45.49			$45.48

Shares outstanding have been rounded for presentation purposes.

(a)           Pro Forma Adjustments include the estimated one-time fees and expenses incurred in connection with the consummation of the reorganization, including the estimated portfolio repositioning costs described in the response to Question 4, “How do the investment objectives, principal investment strategies, policies and restrictions of the two Funds compare?” in the Synopsis and the Reorganization Costs described in “Reorganization Fees and Expenses” under “Information About the Reorganization.”

(b)           If the reorganization had taken place on April 30, 2011, the Core Growth Fund would have received 13,806,655; 1,585,385; 1,628,524; 19,644,823; 26,057; 79,843; 1,354,964; 246,130; and 835,084 shares for Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4, respectively, of the Growth Fund, which would be available for distribution to its shareholders.  No assurances can be given as to the number of Reorganization Shares the Core Growth Fund will receive on the Exchange Date.  The foregoing is merely an example of what the Core Growth Fund would have received and distributed had the reorganization been consummated on April 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

(c)           Class W shares of the Growth Fund have not yet commenced operations.

Unaudited pro forma combined financial statements of the Funds as of November 30, 2010 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization.  Because the Agreement provides that the Growth Fund will be the surviving Fund following the reorganization and because the Growth Fund’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Core Growth Fund to the Growth Fund as contemplated by the Agreement.

The Trustees of the Core Growth Fund, including the Independent Trustees, unanimously recommend approval of the Agreement.

VOTING INFORMATION

Required Vote.  Proxies are being solicited from the Core Growth Fund’s shareholders by its Trustees for the Meeting to be held on August 11, 2011 at 10:30 a.m. Eastern time at 500 Boylston St., 24th Floor, Boston, Massachusetts 02116-3741, or at such later time made necessary by adjournment.  Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, FOR approval of the Agreement.

The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of a “majority of the outstanding voting securities” of the Core Growth Fund entitled to vote.  Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities.

When shares of the Core Growth Fund are held jointly by two or more persons, any one of them may vote at the Meeting in person or by proxy in respect to such shares.  A proxy shall be valid if executed by any one of the joint owners.

Record Date, Quorum and Method of Tabulation.  Shareholders of record of the Core Growth Fund at the close of business on June [16], 2011 (the “record date”) will be entitled to vote at the Meeting or any adjournment thereof.  The holders of a majority of the voting power of the shares of the Core Growth Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting.  Shareholders of record are entitled to one vote for each dollar of net asset value of the shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately.

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Core

Growth Fund as the vote tabulators for the Meeting.  The vote tabulators will count the total number of votes cast “for” approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast.  The vote tabulators will count shares represented by proxies that are marked with an abstention or that reflect “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owner or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum.  Thus, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Each of the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2010 Fund, MFS Lifetime Retirement Income Fund (collectively, the “MFS Allocation Funds”) own shares of the Core Growth Fund.  Each MFS Allocation Fund will vote its shares of the Core Growth Fund in the same proportion as those Core Growth Fund shareholders unaffiliated with the MFS Allocation Funds.

As of June 1, 2011, the officers and Trustees, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Core Growth Fund.  To the best of the knowledge of the Core Growth Fund, as of June 1, 2011, the following shareholders owned of record or beneficially 5% or more of the following classes of the Core Growth Fund’s outstanding shares:

Shareholder Name and Address [To be updated]	Class	Percentage Owned	Pro Forma Percentage Owned*
[To be updated]

*Percentage owned assuming completion of the reorganization on June 1, 2011.

** Believed to be a record owner.

***Believed to be a beneficial owner.

The votes of the shareholders of the Growth Fund are not being solicited because their approval or consent is not necessary for this transaction.  As of June 1, 2011, the officers and Trustees of the Growth Fund, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Growth Fund.  To the best of the knowledge of the Growth Fund, as of June 1, 2011, the following shareholders owned of record or beneficially 5% or more of the following classes of the Growth Fund:

Shareholder Name and Address [To Be Updated]	Class	Percentage Owned	Pro Forma Percentage Owned*
[To be updated]

*Percentage owned assuming completion of the reorganization on June 1, 2011.

Solicitation of Proxies.  In addition to soliciting proxies by mail, the Trustees and employees of MFS, MFS Distributors, Inc. and MFS Service Center, Inc. may solicit proxies in person or by telephone.  In addition, the Core Growth Fund has retained at its own expense [                      ] to aid in the solicitation of instructions for nominee and registered accounts for a fee of approximately [$      ], plus reasonable out-of-pocket expenses for proxy solicitation services, which will be paid by the Core Growth Fund.  The Core Growth Fund may also arrange to have votes recorded by telephone.  The telephonic voting procedure is designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.  Shareholders would be asked for their Social Security numbers or other identifying information.  The shareholders would then be given an opportunity to authorize their proxies to vote their shares in accordance with their instructions.  To ensure that the shareholders’ instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail.  A toll-free number will be available in the event the information in the confirmation is incorrect.

Shareholders have the opportunity to vote via the Internet as directed on your proxy card.  The giving of such a proxy will not affect your right to vote in person should you decide to attend the Meeting.  To vote via the Internet, you will need the “control” number that appears on your proxy card.  The Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly.  Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholders and not the Core Growth Fund.

Persons holding shares as nominees will upon request be reimbursed by the Core Growth Fund for their reasonable expenses in soliciting instructions from their principals.

Revocation of Proxies.  Proxies, including proxies given by telephone or via the Internet, may be revoked at any time before they are voted, by a written revocation received by the Secretary of the Core Growth Fund or by properly executing a later-dated proxy or by attending the Meeting and voting in person.

Shareholder Proposals.  The Core Growth Fund does not hold annual shareholder meetings in any year in which the election of Trustees is not required to be acted upon by 1940 Act.  However, the Fund currently maintains a policy to hold a shareholder meeting at least every five years to elect Trustees.  If the reorganization is not approved, any shareholder who wishes to submit a proposal to be considered by the Fund’s shareholders at the next meeting of shareholders should send the proposal to the Core Growth Fund, c/o Susan S. Newton, Assistant Secretary, at 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116-3741, so as to be received within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting.  The submission by a shareholder of a proposal for inclusion in the proxy materials does not guarantee that it will be included.  Shareholder proposals are subject to certain requirements under the federal securities laws.

Adjournment.  If the necessary quorum to transact business or sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting to permit further solicitation of proxies.  Any adjournment will require the affirmative vote of a majority of the voting power of the outstanding shares entitled to vote on the question present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal.  They will vote against any such adjournment those proxies required to be voted against the proposal.  They will not vote any proxy that directs them to abstain from voting on the proposal.  The Core Growth Fund pays the costs of any additional solicitation and of any adjourned session.

MISCELLANEOUS

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm to the Core Growth Fund while Deloitte & Touche LLP serves as Independent Registered Public Accounting Firm to the Growth Fund.  The audited financial statements of the Core Growth Fund and the Growth Fund for the fiscal years ended August 31, 2010 and November 30, 2010, respectively, included in the Funds’ respective Statements of Additional Information, have been audited by Ernst & Young LLP and Deloitte & Touche LLP, respectively, Independent Registered Public Accountants, whose reports thereon are included in the respective Funds’ Statements of Additional Information and in the Annual Reports to Shareholders for the fiscal years ended August 31, 2010 and November 30, 2010, respectively.  The financial statements audited by Deloitte & Touche LLP and Ernst & Young LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Available Information

The Core Growth Fund and the Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with these laws, they each file reports, proxy material and other information with the SEC.  Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549 and the public reference facilities at the SEC’s Northeast and Midwest regional offices at 3 World Financial Center, Room 4300, New York, NY 10281 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or at the SEC website (http://www.sec.gov).

Other Business

Management of the Core Growth Fund knows of no business other than the matters specified above that will be presented at the Meeting.  Because matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

Notice To Banks, Broker-Dealers and Voting Trustees And Their Nominees.

Please advise the Core Growth Fund, in care of MFS Service Center, Inc., P.O. Box 55824, Boston, MA 02205-5824, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

June [  ], 2011

MFS CORE GROWTH FUND

500 Boylston Street

Boston, MA 02116-3741

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made this day of          day of                     , 2011, by and between MFS Series Trust I, a Massachusetts business trust (“Trust I”), on behalf of MFS Core Growth Fund, a segregated portfolio of assets (“series”) thereof (the “Acquired Fund”), and MFS Series Trust II, a Massachusetts business trust (“Trust I”), on behalf of MFS Growth Fund, a segregated portfolio of assets (“series”) thereof (the “Surviving Fund”), each with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116. Each of the Acquired Fund and the Surviving Fund are also referred to herein as a “Fund” and, together, as the “Funds.”

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) (the “Regulations”) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of (1) the transfer of the Assets (as defined herein) of the Acquired Fund to the Surviving Fund in exchange solely for the assumption by the Surviving Fund of the Liabilities (as defined herein) of the Acquired Fund and the issuance to the Acquired Fund of shares of beneficial interest, no par value (“shares”), in the Surviving Fund (the “Reorganization Shares”), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein and (3) the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the “Reorganization”).

All representations, warranties, covenants and obligations of the Surviving Fund and the Acquired Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of Trust I, acting on behalf of the Acquired Fund, and Trust II, acting on behalf of the Surviving Fund, respectively, and all rights and benefits created hereunder in favor of the Acquired Fund and the Surviving Fund shall inure to, and shall be enforceable by, Trust I, acting on behalf of the Acquired Fund and Trust II, acting on behalf of the Surviving Fund, respectively.

The Acquired Fund’s shares are divided into nine classes, designated Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares (the “Class A Acquired Fund Shares,” the “Class B Acquired Fund Shares,” the “Class C Acquired Fund Shares,” the “Class I Acquired Fund Shares,” the “Class W Acquired Fund Shares,” the “Class R1 Acquired Fund Shares,” the “Class R2 Acquired Fund Shares,” the “Class R3 Acquired Fund Shares,” and the “Class R4 Acquired Fund Shares” respectively, and together, the “Acquired Fund Shares”). The Surviving Fund’s shares are also divided into nine classes (the “Surviving Fund Shares”), designated Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares (the “Class A Reorganization Shares,” the “Class B Reorganization Shares,” the “Class C Reorganization Shares,” the “Class I Reorganization Shares,” the “Class W Reorganization Fund Shares,” the “Class R1 Reorganization Shares,” the “Class R2 Reorganization Shares,” the “Class R3 Reorganization Shares,” and the “Class R4 Reorganization Shares” respectively, and, together, the “Reorganization Shares”).  Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Acquired Fund’s Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares correspond to the Surviving Fund’s Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 shares.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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1.  The Reorganization

1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by the Acquired Fund’s Treasurer or Assistant Treasurer and delivered by the Acquired Fund to the Surviving Fund pursuant to paragraph 5.7 hereof (the “Statement of Assets and Liabilities”) (collectively, the “Assets”), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund including the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business (collectively, the “Liabilities”) and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof pro rata to the Acquired Fund shareholders of record determined as of the Valuation Time (the “Acquired Fund Shareholders”), of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the “Closing”).

1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities or other assets prior to the Closing.

1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the “Closing Date”) as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof pro rata to the Acquired Fund Shareholders in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distribution will be accomplished by the transfer of the Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Reorganization Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 Acquired Fund Shares shall be credited with the respective pro rata number of Class A, Class B, Class C, Class I, Class W, Class R1, Class R2, Class R3 and Class R4 (as applicable) Reorganization Shares due that shareholder). The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

1.4 The Acquired Fund shall use reasonable efforts to ensure that Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an “Affidavit”), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer show evidence of ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a

2

holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

1.5 Any transfer taxes payable upon issuance of the Reorganization Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Reorganization Shares are to be issued and transferred.

1.6 The legal existence of the Acquired Fund shall be terminated promptly following the Liquidation Date.

2.  Valuation

2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date (the “Valuation Time”). The net asset value of each class of the Reorganization Shares shall be computed by JPMorgan Chase Bank, N.A. (the “Surviving Fund Custodian”), as custodian and pricing agent for the Surviving Fund, using the valuation procedures set forth in Trust II’s Amended and Restated Declaration of Trust (“Trust II’s Declaration of Trust”) or Master Amended and Restated By-Laws (“Trust II’s By-Laws”) and the Surviving Fund’s then-current prospectus and statement of additional information (collectively, the “Surviving Fund Valuation Procedures”), to not less than two decimal places. The net value of the Assets shall be computed by State Street Bank & Trust Company (the “Acquired Fund Custodian”), as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, using the valuation procedures set forth in Trust I’s Amended and Restated Declaration of Trust (“Trust I’s Declaration of Trust”) or Master Amended and Restated By-Laws (“Trust I’s By-Laws”) and the Acquired Fund’s then-current prospectus and statement of additional information (collectively, the “Acquired Fund Valuation Procedures”). The determinations of the Surviving Fund Custodian and the Acquired Fund Custodian, respectively, shall be conclusive and binding on all parties in interest; provided, however, that, in computing each Fund’s net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Surviving Fund Valuation Procedures or Acquired Fund Valuation Procedures with respect to a portfolio security or other asset of either Fund shall be made in accordance with the applicable Fund’s Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Surviving Fund Custodian and the Acquired Fund Custodian and all parties in interest.

2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Class A Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the “Acquired Fund Value”) attributable to the Class A Acquired Fund Shares by the net asset value of a Class A Reorganization Share (computed as set forth in such paragraph); (b) the number of Class B Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class B Acquired Fund Shares by the net asset value of a Class B Reorganization Share (as so computed); (c) the number of Class C Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class C Acquired Fund Shares by the net asset value of a Class C Reorganization Share (as so computed); (d) the number of Class I Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class I Acquired Fund Shares by the net asset value of a Class I Reorganization Share (as so computed); (e) the number of Class W Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class W Acquired Fund Shares by the net asset value of a Class W Reorganization Share (as so computed); (f) the number of Class R1 Reorganization Shares shall be

3

determined by dividing the Acquired Fund Value attributable to the Class R1 Acquired Fund Shares by the net asset value of a Class R1 Reorganization Share (as so computed); (g) the number of Class R2 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R2 Acquired Fund Shares by the net asset value of a Class R2 Reorganization Share (as so computed); (h) the number of Class R3 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R3 Acquired Fund Shares by the net asset value of a Class R3 Reorganization Share (as so computed); and (i) the number of Class R4 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class R4 Acquired Fund Shares by the net asset value of a Class R4 Reorganization Share (as so computed).

2.3 Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Custodian in its capacity as pricing agent for the Surviving Fund and the Acquired Fund, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Surviving Fund and the Acquired Fund, as applicable, using the relevant Fund’s Valuation Procedures.

3.  Closing and Closing Date

3.1 The Closing Date shall be August 19, 2011 or such other date on or before September 30, 2011 as the parties may agree. The Closing shall be held at 5:00 p.m., Boston time, at the offices of Trust I and Trust II, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities shall be transferred by the Acquired Fund to the Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department’s book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of “JPMorgan Chase Bank, N.A., Custodian for the MFS Growth Fund” or in the name of any successor organization.

3.3 If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before September 30, 2011, this Agreement may be terminated by either Fund upon the giving of written notice to the other.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each such shareholder, all as of the close of business on the Closing Date (the “Shareholder List”). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund’s account on the books of the Surviving

4

Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.  Representations and Warranties

4.1 Trust I, on behalf of the Acquired Fund, represents and warrants to Trust II, on behalf of the Surviving Fund, as follows:

(a) Trust I is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out its obligations under this Agreement. Neither Trust I nor the Acquired Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust I, subject to the approval of the shareholders of the Acquired Fund. Trust I has all necessary federal, state and local authorizations to own all of the properties and assets of Trust I and to carry on its business as now being conducted;

(b) Trust I is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect; and the Acquired Fund is a separate series of Trust I duly constituted in accordance with the applicable provisions of Trust I’s Declaration of Trust, Trust I’s By-Laws and the laws of The Commonwealth of Massachusetts;

(c) Trust I is not, and the execution, delivery and performance of this Agreement by Trust I will not result, in violation of any provision of Trust I’s Declaration of Trust or Trust I’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust I or the Acquired Fund is a party or by which Trust I or the Acquired Fund is bound;

(d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with the Acquired Fund’s obligations under this Agreement) that will not be terminated at or prior to the Closing Date and no such termination will result in liability to Trust I or the Acquired Fund (or the Surviving Fund);

(e) Except as otherwise disclosed in writing to and accepted by Trust II, on behalf of the Surviving Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Trust I or the Acquired Fund, threatened against Trust I or the Acquired Fund or any of its properties or assets. Neither Trust I nor the Acquired Fund know of facts that might form the basis for the institution of such proceedings, and neither Trust I nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

(f) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of August 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended August 31, 2010 and August 31, 2009 (copies of which have been furnished to the Surviving Fund) have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquired Fund as of August 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the

5

United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

(g) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of February 28, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended February 28, 2011 (copies of which have been furnished to the Surviving Fund) present fairly in all material respects the financial position of the Acquired Fund as of February 28, 2011  and the results of its operations and changes in net assets for the semi-annual period in accordance with accounting principles generally accepted in the United States of America, consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the date thereof not described therein;

(h) Since August 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Trust II, on behalf of the Surviving Fund. For the purposes of this subparagraph (h), a decline in net asset value per Acquired Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Fund, or a distribution or a payment of dividends shall not constitute a material adverse change;

(i) As of the Closing Date, the Acquired Fund will have, within the times and in the manner prescribed by law, properly filed all required federal and other tax returns and reports which, to the knowledge of Trust I’s officers, are required to have been filed by the Acquired Fund by such date and all such returns and reports were complete and accurate in all material respects. The Acquired Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(j) For each taxable year of its operations and since its inception, for federal income tax purposes, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company,” and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to Acquired Fund for each taxable year since its inception and for the remainder of its current taxable year beginning September 1, 2010 and ending on the Closing Date.

The Acquired Fund will declare to the Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) the Acquired Fund’s investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund’s deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund’s investment company taxable income as defined in section 852 of the Code, (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund’s net realized capital gain (after reduction for any capital loss carry forward) in each case for both the taxable year ending on August 31, 2010 and the short taxable year beginning on September 1, 2010 and ending on the Closing Date. Such dividends will be made to ensure continued qualification of the Acquired Fund as a “regulated investment company” for tax purposes and to eliminate fund-level tax.

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(k) The authorized capital of Trust I consists of an unlimited number of shares, currently divided into seven series and, with respect to the Acquired Fund, into nine classes at the date hereof. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust I (except as described in the Acquired Fund’s current prospectus and statement of additional information). All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List. Trust I does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(l) Except as previously disclosed to Trust II, at the Closing Date the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”);

(m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust I, on behalf of the Acquired Fund (with the exception of the approval of this Agreement by the Acquired Fund’s shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired Fund), and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of such shareholders and, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto;

(o) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.8 hereof) (other than written information furnished by the Surviving Fund for inclusion therein, as covered by Trust II’s representation and warranty in paragraph 4.2(o) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

(p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust I, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the “Acts”), and such as may be required under state securities laws;

(q) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Surviving Fund;

(r) The then current prospectus and statement of additional information of the Acquired Fund, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission

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thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(s) The Acquired Fund incurred the Liabilities in the ordinary course of its business.

4.2 Trust II, on behalf of the Surviving Fund, represents and warrants to Trust I, on behalf of the Acquired Fund, as follows:

(a) Trust II is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Neither Trust II nor the Surviving Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust II on behalf of the Surviving Fund. Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b) Trust II is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Surviving Fund is a separate series of Trust II duly constituted in accordance with the applicable provisions of Trust II’s Declaration of Trust, Trust II’s By-Laws and the laws of The Commonwealth of Massachusetts;

(c) The current prospectus and statement of additional information of the Surviving Fund, each dated March 30, 2011, as supplemented and updated from time to time (collectively, the “Surviving Fund Prospectus”), and the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein as covered by the Acquired Fund’s representation and warranty in paragraph 4.1(n) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d) At the Closing Date, the Surviving Fund will have good and marketable title to its assets;

(e) Trust II is not, and the execution, delivery and performance of this Agreement will not result, in violation of Trust II’s Declaration of Trust or Trust II’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust II or the Surviving Fund is a party or by which Trust II or the Surviving Fund is bound;

(f) Except as otherwise disclosed in writing to and accepted by Trust I, on behalf of the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Trust II or the Surviving Fund, threatened against Trust II or the Surviving Fund or any of its properties or assets. Neither Trust II nor the Surviving Fund know of facts that might form the basis for the institution of such proceedings, and neither Trust II nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated;

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(g) The statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of November 30, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended November 30, 2010 and November 30, 2009 (copies of which have been furnished to the Acquired Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Surviving Fund as of November 30, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Surviving Fund as of the respective dates thereof not disclosed therein;

(h) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of May 31, 2011, and the related statement of operations and statement of changes in net assets for the semi-annual period then ended, (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial position of the Surviving Fund as of May 31, 2011, and the results of its operations and changes in net assets for the stated period in accordance with accounting principles generally accepted in the United States of America consistently applied and there are no known actual or contingent liabilities of the Surviving Fund as of the date thereof not disclosed therein;

(i) Since November 30, 2010, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per Surviving Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Surviving Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change;

(j) As of the Closing Date, the Surviving Fund, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports which, to the knowledge of the officers of the Surviving Fund, are required to be filed by the Surviving Fund by such date, and all such returns and reports were complete and accurate in all material respects. The Surviving Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(k) For each taxable year of its operations since its inception, for federal income tax purposes, the Surviving Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to the Surviving Fund for each taxable year since its inception and for the remainder of its current taxable year beginning December 1, 2010 and ending on the Closing Date.

(l) The authorized capital of Trust II consists of an unlimited number of shares, currently divided into one series and, with respect to the Surviving Fund, into nine classes at the date hereof. All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Surviving Fund (except as described in the Surviving

9

Fund’s current prospectus and statement of additional information). The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

(m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust II, on behalf of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Reorganization Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund’s current prospectus and statement of additional information);

(o) The information to be furnished by the Surviving Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto;

(p) Trust II, on behalf of the Surviving Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

(q) All of the Surviving Fund’s issued and outstanding Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Fund;

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the Acts and such as may be required under state securities laws; and

(s) No consideration other than Reorganization Shares (and the Surviving Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

5.  Covenants

5.1 Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

5.2 Trust I will call a meeting of shareholders of the Acquired Fund (the “Meeting”) to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Trust I covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

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5.4 Trust I covenants that it will, from time to time, as and whereas requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Fund may reasonably deem necessary or desirable to vest in and confirm the Surviving Fund’s title to and possession of all the Assets and otherwise carry out the intent and purpose of this Agreement.

5.5 Trust I will provide such information as Trust II reasonably requests concerning the ownership of Acquired Fund Shares, including the information specified in paragraph 3.4 hereof.

5.6 Subject to the provisions of this Agreement, Trust I and Trust II each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7 Trust I will furnish to Trust II on the Closing Date the Statement of Assets and Liabilities. As promptly as practicable, but in any case within 60 days after the Closing Date, Trust I or its designee will furnish to Trust II, in such form as is reasonably satisfactory to Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carry forwards and other items that the Surviving Fund will succeed to and take into account as a result of Section 381 of the Code.

5.8 Trust II, on behalf of the Surviving Fund, will prepare and file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

5.9 Trust II, on behalf of the Surviving Fund, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Agreement.

5.10 Trust I agrees to provide the Surviving Fund with information applicable to the Acquired Fund required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

6.  Conditions Precedent to Obligations of Trust I on behalf of the Acquired Fund

The obligations of Trust I to consummate the transactions provided for herein shall be, at its election, subject to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of Trust II, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 Trust II, on behalf of the Surviving Fund, shall have delivered to Trust I on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to Trust I and dated as of the Closing Date, to the effect that the representations and warranties of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Trust II and the Surviving Fund shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this

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Agreement at or prior to the Closing Date, and as to such other matters as Trust I shall reasonably request; and

6.3 Trust I shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company (“MFS”), the Surviving Fund’s investment adviser, dated as of the Closing Date, in a form satisfactory to Trust I, to the effect that:

(a) Trust II is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Surviving Fund is a separate series of Trust II duly constituted in accordance with Trust II’s Declaration of Trust and Trust II’s By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust I on behalf of the Acquired Fund, is a valid and binding obligation of Trust II and the Surviving Fund enforceable against Trust II and the Surviving Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c) assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund’s current prospectus and statement of additional information), and no shareholder of the Surviving Fund has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or Trust II’s Declaration of Trust or Trust II’s By-Laws;

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust II’s Declaration of Trust or Trust II’s By-Laws, or any material provision of any agreement (known to such counsel) to which Trust II or the Surviving Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Trust II or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust II or the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust II or the Surviving Fund, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Trust II or the Surviving Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required;

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(h) to the knowledge of such counsel, Trust II is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i) except as may have been previously disclosed by Trust II, on behalf of the Surviving Fund, in writing to Trust I, on behalf of the Acquired Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to Trust II or the Surviving Fund or any of their properties or assets, and neither Trust II nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, she generally reviewed and discussed certain of such statements with certain officers of the Surviving Fund and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Surviving Fund, the Registration Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust I or the Acquired Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust I, its Board of Trustees and its officers and the Acquired Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as Trust I may reasonably request.

7.  Conditions Precedent to Obligations of Trust II on behalf of the Surviving Fund

The obligations of Trust II, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be, at its election, subject to the performance by Trust I, on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Trust I, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 Trust I, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund the Statement of Assets and Liabilities, together with a list of the Acquired Fund’s portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of Trust I;

7.3 Trust I, on behalf of the Acquired Fund, shall have delivered to Trust II on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of Trust I, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund shall have

13

complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as the Surviving Fund shall reasonably request;

7.4 Trust II shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of MFS, the Acquired Fund’s investment adviser, dated as of the Closing Date, in a form satisfactory to the Surviving Fund to the effect that:

(a) Trust I is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquired Fund is a separate series of Trust I duly constituted in accordance with Trust I’s Declaration of Trust and Trust I’s By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by Trust I and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust II, on behalf of the Surviving Fund, is a valid and binding obligation of Trust I and the Acquired Fund enforceable against Trust I and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c) Trust I, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Surviving Fund.

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust I’s Declaration of Trust or Trust I’s By-Laws, or any material provision of any agreement (known to such counsel) to which Trust I or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Trust I or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust I of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust I and the Acquired Fund, are accurate in all material respects;

(g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Trust I or the Acquired Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

(h) assuming that consideration therefor of not less than the net asset value and the par value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement or any amendment thereto in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and

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nonassessable (except as described in the Acquired Fund’s current prospectus and statement of additional information);

(i) to the knowledge of such counsel, Trust I is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(j) except as may have been previously disclosed by Trust I on behalf of the Acquired Fund in writing to Trust II, on behalf of the Surviving Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to Trust I or the Acquired Fund or any of the Acquired Fund’s properties or assets, and Trust I is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, she generally reviewed and discussed certain of such statements with certain officers of Trust I and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to Trust I or the Acquired Fund, the Proxy Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust II or the Surviving Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust II, its Board of Trustees and its officers, and the Surviving Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Surviving Fund may reasonably request.

7.5 The assets of the Acquired Fund to be acquired by the Surviving Fund will include no assets which the Surviving Fund, by reason of limitations contained in Trust II’s Declaration of Trust or of investment restrictions disclosed in the Surviving Fund’s prospectus and statement of additional information in effect on the Closing Date, may not properly acquire.

8.  Further Conditions Precedent to Obligations of Trust II on behalf of the Surviving Fund and Trust I on behalf of the Acquired Fund

The obligations of Trust I hereunder are, at the option of Trust II, and the obligations of Trust II hereunder are, at the option of Trust I, each subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of Trust I’s Declaration of Trust and Trust I’s By-Laws and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

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8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including “no-action” positions of such federal or state authorities) deemed necessary by Trust II, on behalf of the Surviving Fund, or Trust I on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Trust II, on behalf of the Surviving Fund, or Trust I, on behalf of the Acquired Fund may waive any such conditions for itself, respectively;

8.4 The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 The Acquired Fund shall have declared to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) the Acquired Fund’s investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund’s deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund’s investment company taxable income as defined in section 852 of the Code, (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund’s net realized capital gain (after reduction for any capital loss carry forward) in each case for both the taxable year ending on August 31, 2010 and the short taxable year beginning on September 1, 2010  and ending on the Closing Date;

8.6 Trust I and Trust II shall have received an opinion of Ropes & Gray LLP (“Tax Counsel”), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the “Tax Opinion”). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Agreement. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the existing provisions of the Code, Treasury regulations, current administrative rules, and court decisions, on the basis of the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Acquired Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Surviving Fund upon the receipt of the Assets of the Acquired Fund in exchange for Reorganization Shares and the assumption by the Surviving Fund of the Liabilities of the Acquired Fund;

(c) the basis in the hands of the Surviving Fund of the Assets of the Acquired Fund transferred to the Surviving Fund in the Reorganization will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer;

(d) the holding periods of the Assets of the Acquired Fund in the hands of the Surviving Fund will include the periods during which such Assets were held by the Acquired Fund;

16

(e) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Surviving Fund in exchange for the Reorganization Shares and the assumption by the Surviving Fund of the Liabilities of the Acquired Fund, or upon the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation pursuant to this Agreement;

(f) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Reorganization Shares;

(g) the aggregate basis of the Reorganization Shares that an Acquired Fund Shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefor;

(h) an Acquired Fund Shareholder’s holding period for his or her Reorganization Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefor, provided that he or she held such Acquired Fund shares as capital assets; and

(i) the Surviving Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of Trust II and Trust I and will also be based on customary assumptions.  The opinion is not a guarantee that the tax consequences of the Transaction will be as described above.  The opinion will note and distinguish certain published precedent.  There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

Trust II and Trust I each agrees to make and provide additional representations to Tax Counsel with respect to the Surviving Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, Trust II and Trust I may not waive in any material respect the condition set forth in this paragraph 8.6.

8.7 The Board of Trustees of each Fund shall have determined, with respect to each Fund, that the Reorganization is in the best interests of the Fund and is not dilutive of the interests of the Fund’s existing shareholders and, based on such determinations, shall have approved this Agreement and the transactions contemplated thereby.

9.  Brokerage Fees and Expenses; Contingent Deferred Sales Charges; Certain Tax Matters; Certain Records

9.1 Trust II and Trust I each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Agreement in connection with the transactions provided for herein.

9.2 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated.

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9.3 Reorganization Shares issued in connection with the Reorganization will not be subject to any initial sales charge; however, if any Acquired Fund Shares are at the Closing Date subject to a contingent deferred sales charge (a “CDSC”), the Surviving Fund CDSC schedule and the methodology of aging such shares as set forth in the Surviving Fund Prospectus will apply to the Reorganization Shares issued in respect of such Acquired Fund Shares, and the Reorganization Shares received by Acquired Fund Shareholders pursuant to paragraph 1.4 hereof will, for purposes of calculating the CDSC, if applicable, and determining when the Surviving Fund’s Class B shares will convert to Class A shares of the Surviving Fund, be treated as if purchased on the original date of purchase of such Acquired Fund Shares.

9.4 Trust I agrees that it or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing September 1, 2010 and ending on the Closing Date.

9.5 Trust I, on behalf of the Acquired Fund, agrees that it or its designee shall deliver to Trust II, on behalf of the Surviving Fund, on the Closing Date or as soon thereafter as possible: (a) Acquired Fund shareholder statements and tax forms (i.e., Forms 1099) for the taxable years ended August 31, 2009 and August 31, 2010, and the short taxable year commencing on September 1, 2010 and ending on the Closing Date (all on microfilm or microfiche, if available); (b) detailed records indicating the status of all certificates representing ownership of the Acquired Fund Shares issued since inception of the Acquired Fund (e.g., indicating whether the certificates are outstanding or cancelled); and, if applicable, (c) for each Acquired Fund Shareholder, a record indicating the dollar amount of such shareholder’s Acquired Fund Share holdings as of such date representing that portion of such holdings subject to a CDSC as of such date and that portion of such holdings not subject to a CDSC as of such date, together with such other information with respect thereto as the Surviving Fund may reasonably request; and (d) a copy of such tax books and records as the Acquired Fund has maintained for purposes of preparing any tax returns (including any information returns), and such other books and records maintained by Acquired Fund as are reasonably necessary for purposes of preparing any tax returns (including any information returns) required by law to be filed by the Acquiring Fund after the Closing Date.

10.  Entire Agreement

Trust II and Trust I agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Article 4 hereof or required in connection with paragraph 8.6 hereof and that this Agreement constitutes the entire agreement between the parties.

11.  Termination

11.1 This Agreement may be terminated by the mutual agreement of Trust II and Trust I. In addition, either party may at its option terminate this Agreement unilaterally at or prior to the Closing Date because of:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

18

11.2 In the event of any such termination, there shall be no liability for damages on the part of either Trust II or Trust I, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Trust I and Trust II; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to Trust II, on behalf of the MFS Growth Fund or Trust I, on behalf the MFS Core Growth Fund (as applicable), 500 Boylston Street, Boston, Massachusetts 02116, Attention: Assistant Secretary.

14.  Miscellaneous

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 A copy of Trust II’s Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust I acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Surviving Fund’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Surviving Fund in accordance with its proportionate interest hereunder. Trust I further acknowledges that the assets and liabilities of each series of Trust II are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Surviving Fund.

14.6 A copy of Trust I’s Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust II acknowledges that the obligations of or arising out of this instrument are not binding upon any of Acquired Fund’s trustees, officers, employees, agents or shareholders individually,

19

but are binding solely upon the assets and property of Trust I in accordance with its proportionate interest hereunder. Trust II further acknowledges that the assets and liabilities of each series of Trust I are separate and distinct and that the obligations arising out of this instrument are binding solely upon the assets or property of the Acquired Fund.

14.7 Notwithstanding Article 12 of this Agreement, but subject to the first proviso contained therein, either party to this Agreement, with the consent of its President, Vice President, Secretary or Assistant Secretary, may waive any condition (other than that contained in paragraph 8.6 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer thereof.

MFS SERIES TRUST II, on its behalf and on behalf of MFS GROWTH FUND, one of its series

By:
Susan S. Newton
Assistant Secretary

MFS SERIES TRUST I, on its behalf and on behalf of MFS CORE GROWTH FUND, one of its series

By:
Maria F. Dwyer
President

21

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

June [30], 2011

Relating to the Acquisition of the Assets and Liabilities of

MFS CORE GROWTH FUND,

A series of MFS Series Trust I,

by and exchange for shares of

MFS GROWTH FUND,

a series of MFS Series Trust II

This Statement of Additional Information (the “Statement”) contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement (the “Prospectus”) of the MFS Growth Fund (the “Growth Fund”) dated June [30], 2011, relating to the sale of all or substantially all of the assets of the MFS Core Growth Fund (the “Core Growth Fund”) to the Growth Fund.

This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus.  This Statement should be read in conjunction with the Prospectus.   Investors may obtain a free copy of the Prospectus or either or both of the Statements of Additional Information by writing MFS Service Center, Inc., P.O. Box 55824, Boston, MA 02205-5824, or by calling 1-800-225-2606.

ADDITIONAL INFORMATION ABOUT THE GROWTH FUND

The Growth Fund’s Statement of Additional Information dated May 13, 2011, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

ADDITIONAL INFORMATION ABOUT THE CORE GROWTH FUND

The Core Growth Fund’s Statement of Additional Information dated December 29, 2010, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

INDEPENDENT REGISTERED PUBLIC ACOUNTING FIRM AND FINANCIAL STATEMENTS

Deloitte & Touche LLP and Ernst & Young LLP are the Independent Registered Public Accounting Firms for the Growth Fund and the Core Growth Fund, respectively, providing audit services, tax return review, and other related services and assistance in connection with various Securities and Exchange Commission filings.

The following documents are incorporated by reference into this Statement: (i) the Growth Fund’s Annual Report for the fiscal year ended November 30, 2010; (ii) the Core Growth Fund’s Annual Report for the fiscal year ended August 31, 2010; and (iii) the Core Growth Fund’s Semi-Annual Report for the six-month period ended February 28, 2011.  The audited annual financial statements for the Growth Fund and the Core Growth Fund are incorporated by reference into the Prospectus and this Statement of Additional Information and have been so included and incorporated in reliance upon the reports of Deloitte & Touche LLP and Ernst & Young LLP given on their authority as experts in auditing and accounting.

Annual or semi-annual reports may be obtained by contacting MFS Service Center, Inc. (addresses noted above), and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. or on the EDGAR database on the SEC’s Internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington D.C. 20549-1502.

UNAUDITED PRO FORMA FINANCIAL STATEMENTS

The accompanying unaudited pro forma combined statements of investment portfolios and assets and liabilities assume that the exchange described in the next paragraph occurred on December 1, 2009, and the unaudited pro forma combined statement of operations for the twelve months ended November 30, 2010, presents the results of operations of the Growth Fund as if the combination with the Core Growth Fund had been consummated on the first day of the twelve-month period ended November 30, 2010.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on the first day of the twelve-month period ended November 30, 2010.  The historical statements have been derived from the Growth Fund’s and the Core Growth Fund’s books and records utilized in calculating daily net asset value on November 30, 2010, and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Core Growth Fund to the Growth Fund in exchange for the assumption by the Growth Fund of the stated liabilities of the Core Growth Fund and for a number of the Growth Fund’s shares equal in value to the net assets of the Core Growth Fund transferred to the Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Growth Fund for pre-combination periods will not be restated.

The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Growth Fund and the Core Growth Fund incorporated by reference in this Statement of Additional Information.

[Pro Forma Financial Statements]

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (Unaudited)

11/30/2010

	MFS		MFS			Pro Forma
	Core Growth Fund		Growth Fund		Pro Forma	Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
Common Stocks (95.4%, 98.4% and 97.2%, respectively)
Aerospace
Goodrich Corp.	243,490	$20,884,137	314,290	$26,956,648	$—	557,780	$47,840,785
Honeywell International, Inc.	243,850	12,121,784	320,130	15,913,662	—	563,980	28,035,446
Precision Castparts Corp.	118,100	16,306,067	193,200	26,675,124	—	311,300	42,981,191
United Technologies Corp.	236,280	17,784,796	—	—	—	236,280	17,784,796
		$67,096,784		$69,545,434	$—		$136,642,218

Alcoholic Beverages
Anheuser-Busch InBev N.V., ADR	83,050	$4,562,767	—	$—	$—	83,050	$4,562,767
Diageo PLC	—	—	672,646	11,969,297	—	672,646	11,969,297
Heineken N.V.	83,506	3,868,618	239,996	11,118,392	—	323,502	14,987,010
		$8,431,385		$23,087,689	$—		$31,519,074

Apparel Manufacturers
LVMH Moet Hennessy Louis Vuitton S.A. (l)	—	$—	27,144	$4,117,124	$—	27,144	$4,117,124
NIKE, Inc., “B”	136,330	11,742,103	129,969	11,194,230	—	266,299	22,936,333
Phillips-Van Heusen Corp.	78,400	5,318,656	—	—	—	78,400	5,318,656
		$17,060,759		$15,311,354	$—		$32,372,113

Automotive
Bayerische Motoren Werke AG	104,177	$7,833,701	—	$—	$—	104,177	$7,833,701
BorgWarner Transmission Systems, Inc. (a)	68,200	4,115,188	—	—	—	68,200	4,115,188
Ford Motor Co. (a)	356,200	5,677,828	—	—	—	356,200	5,677,828
General Motors Co. (a)	80,230	2,743,866	—	—	—	80,230	2,743,866
Johnson Controls, Inc.	519,700	18,937,868	—	—	—	519,700	18,937,868
		$39,308,451		$—	$—		$39,308,451

Biotechnology
Alexion Pharmaceuticals, Inc. (a)	46,840	$3,580,918	238,940	$18,266,963	$—	285,780	$21,847,881
Celgene Corp. (a)	316,640	18,802,083	308,500	18,318,730	—	625,140	37,120,813
Gen-Probe, Inc. (a)	78,100	4,050,266	—	—	—	78,100	4,050,266
Gilead Sciences, Inc. (a)	423,700	15,465,050	238,670	8,711,455	—	662,370	24,176,505
		$41,898,317		$45,297,148	$—		$87,195,465

Broadcasting
Discovery Communications, Inc., “A” (a)	231,730	$9,449,949	664,180	$27,085,260	$—	895,910	$36,535,209
Viacom, Inc., “B”	—	—	470,920	17,814,904	—	470,920	17,814,904
Walt Disney Co.	511,710	18,682,532	634,900	23,180,199	—	1,146,610	41,862,731
		$28,132,481		$68,080,363	$—		$96,212,844

Brokerage & Asset Managers
Affiliated Managers Group, Inc. (a)	216,900	$18,959,229	287,950	$25,169,710	$—	504,850	$44,128,939
Blackrock, Inc.	—	—	27,391	4,464,733	—	27,391	4,464,733
Charles Schwab Corp.	263,302	3,957,429	—	—	—	263,302	3,957,429
CME Group, Inc.	47,800	13,769,268	65,720	18,931,303	—	113,520	32,700,571
Franklin Resources, Inc.	105,090	11,989,718	—	—	—	105,090	11,989,718
IntercontinentalExchange, Inc. (a)	57,620	6,493,774	60,240	6,789,048	—	117,860	13,282,822
		$55,169,418		$55,354,794	$—		$110,524,212

Business Services
Accenture Ltd., “A”	378,850	$16,411,782	456,670	$19,782,944	$—	835,520	$36,194,726
Cielo S.A.	—	—	328,200	2,852,082	—	328,200	2,852,082
Cognizant Technology Solutions Corp., “A” (a)	117,210	7,616,306	332,830	21,627,293	—	450,040	29,243,599
Concur Technologies, Inc. (a)	—	—	93,560	4,791,208	—	93,560	4,791,208
MSCI, Inc., “A” (a)	402,070	13,694,504	605,460	20,621,968	—	1,007,530	34,316,472
Verisk Analytics, Inc., “A” (a)	—	—	618,710	18,728,352	—	618,710	18,728,352
		$37,722,592		$88,403,847	$—		$126,126,439

Cable TV
DIRECTV, “A” (a)	463,410	$19,245,417	—	$—	$—	463,410	$19,245,417
		$19,245,417		$—	$—		$19,245,417

Chemicals
3M Co.	162,340	$13,633,313	—	$—	$—	162,340	$13,633,313
Celanese Corp.	—	—	237,090	8,772,330	—	237,090	8,772,330
Ecolab, Inc.	—	—	280,620	13,416,442	—	280,620	13,416,442
Monsanto Co.	257,280	15,416,218	354,370	21,233,850	—	611,650	36,650,068
		$29,049,531		$43,422,622	$—		$72,472,153

Computer Software
Autodesk, Inc. (a)	422,850	$14,922,377	923,400	$32,586,786	$—	1,346,250	$47,509,163
Check Point Software Technologies Ltd. (a)	111,100	4,762,857	157,230	6,740,450	—	268,330	11,503,307
Citrix Systems, Inc. (a)	—	—	68,630	4,558,405	—	68,630	4,558,405
Intuit, Inc. (a)	267,920	12,026,929	483,080	21,685,461	—	751,000	33,712,390
Microsoft Corp.	445,230	11,224,248	—	—	—	445,230	11,224,248
Nuance Communications, Inc. (a)	537,540	9,501,020	—	—	—	537,540	9,501,020
Oracle Corp.	1,745,506	47,198,482	1,775,690	48,014,658	—	3,521,196	95,213,140
Salesforce.com, Inc. (a)	—	—	19,360	2,695,299	—	19,360	2,695,299
Red Hat, Inc. (a)	172,400	7,499,400	—	—	—	172,400	7,499,400
VeriSign, Inc. (a)	420,950	14,442,795	913,296	31,335,186	—	1,334,246	45,777,981
		$121,578,108		$147,616,245	$—		$269,194,353

Computer Software - Systems
Apple, Inc. (a)(s)	307,950	$95,818,643	347,510	$108,127,737	$—	655,460	$203,946,380
EMC Corp. (a)	1,675,570	36,007,999	2,294,720	49,313,533	—	3,970,290	85,321,532
Hewlett-Packard Co.	132,640	5,561,595	—	—	—	132,640	5,561,595
International Business Machines Corp.	205,370	29,051,640	158,680	22,446,873	—	364,050	51,498,513
MICROS Systems, Inc. (a)	—	—	200,070	8,747,060	—	200,070	8,747,060
NetApp, Inc. (a)	—	—	92,130	4,692,181	—	92,130	4,692,181
Teradata Corp. (a)	79,500	3,266,655	—	—	—	79,500	3,266,655
Verifone Systems, Inc. (a)	262,600	9,125,350	455,420	15,825,845	—	718,020	24,951,195
		$178,831,882		$209,153,229	$—		$387,985,111

Consumer Products
Avon Products, Inc.	165,370	$4,722,967	306,520	$8,754,211	$—	471,890	$13,477,178
Natura Cosmeticos S.A.	—	—	85,730	2,304,000	—	85,730	2,304,000
		$4,722,967		$11,058,211	$—		$15,781,178

Consumer Services
Anhanguera Educacional Participacoes S.A., IEU	—	$—	302,400	$7,015,906	$—	302,400	$7,015,906
Ctrip.com International Ltd., ADR (a)	—	—	188,170	8,245,609	—	188,170	8,245,609
Monster Worldwide, Inc. (a)	—	—	357,950	8,082,511	—	357,950	8,082,511
Priceline.com, Inc. (a)	17,370	6,844,649	—	—	—	17,370	6,844,649
Sotheby’s	—	—	410,520	16,465,957	—	410,520	16,465,957
		$6,844,649		$39,809,983	$—		$46,654,632

Electrical Equipment
Danaher Corp.	1,048,870	$45,363,627	1,386,470	$59,964,828	$—	2,435,340	$105,328,455
		$45,363,627		$59,964,828	$—		$105,328,455

Electronics
Advanced Micro Devices, Inc. (a)	—	$—	431,960	$3,148,988	$—	431,960	$3,148,988
Agilent Technologies, Inc. (a)	222,400	7,788,448	—	—	—	222,400	7,788,448
ARM Holdings PLC	—	—	800,444	4,927,910	—	800,444	4,927,910
Broadcom Corp., “A”	431,650	19,204,109	559,380	24,886,816	—	991,030	44,090,925
First Solar, Inc. (a)(l)	—	—	40,370	4,959,455	—	40,370	4,959,455
Lam Research Corp. (a)	—	—	97,780	4,432,367	—	97,780	4,432,367
Linear Technology Corp.	—	—	139,290	4,540,854	—	139,290	4,540,854
Microchip Technology, Inc. (l)	—	—	254,930	8,568,197	—	254,930	8,568,197
Maxim Integrated Products, Inc.	218,400	5,077,800	—	—	—	218,400	5,077,800
Teradyne, Inc. (a)	—	—	469,270	5,565,542	—	469,270	5,565,542
		$32,070,357		$61,030,129	$—		$93,100,486

Energy - Independent
Apache Corp.	62,840	$6,764,098	—	$—	$—	62,840	$6,764,098
EOG Resources, Inc.	—	—	100,900	8,975,055	—	100,900	8,975,055
Newfield Exploration Co. (a)	—	—	320,900	21,445,747	—	320,900	21,445,747
Noble Energy, Inc.	66,860	5,432,375	244,790	19,889,188	—	311,650	25,321,563
Occidental Petroleum Corp.	218,000	19,221,060	362,050	31,921,949	—	580,050	51,143,009
Southwestern Energy Co. (a)	251,900	9,118,780	119,360	4,320,832	—	371,260	13,439,612
Ultra Petroleum Corp. (a)	—	—	128,520	6,039,155	—	128,520	6,039,155
Whiting Petroleum Corp. (a)	—	—	65,290	7,185,165	—	65,290	7,185,165
		$40,536,313		$99,777,091	$—		$140,313,404

Engineering - Construction
Fluor Corp.	226,190	$13,080,568	506,070	$29,266,028	$—	732,260	$42,346,596
		$13,080,568		$29,266,028	$—		$42,346,596

Entertainment
DreamWorks Animation, Inc., “A” (a)	—	$—	334,750	$10,373,903	$—	334,750	$10,373,903
		$—		$10,373,903	$—		$10,373,903

Food & Beverages
Coca-Cola Co.	470,310	$29,709,483	445,170	$28,121,389	$—	915,480	$57,830,872
Dr Pepper Snapple Group, Inc.	268,300	9,827,829	221,610	8,117,574	—	489,910	17,945,403
Mead Johnson Nutrition Co., “A”	215,870	12,859,376	357,630	21,304,019	—	573,500	34,163,395
		$52,396,688		$57,542,982	$—		$109,939,670

Food & Drug Stores
Walgreen Co.	417,600	$14,553,360	—	$—	$—	417,600	$14,553,360
Whole Foods Market, Inc. (a)	154,200	7,281,324	226,940	10,716,107	—	381,140	17,997,431
		$21,834,684		$10,716,107	$—		$32,550,791

Gaming & Lodging
Carnival Corp.	210,400	$8,691,624	261,390	$10,798,021	$—	471,790	$19,489,645
Home Inns & Hotels Management, Inc., ADR (a)	—	—	78,510	3,737,861	—	78,510	3,737,861
Las Vegas Sands Corp. (a)	143,690	7,195,995	361,860	18,121,949	—	505,550	25,317,944
Marriott International, Inc., “A”	251,960	9,879,352	333,250	13,066,733	—	585,210	22,946,085
Royal Caribbean Cruises Ltd. (a)	136,260	5,484,465	—	—	—	136,260	5,484,465
		$31,251,436		$45,724,564	$—		$76,976,000

General Merchandise
Costco Wholesale Corp.	325,000	$21,973,250	316,780	$21,417,496	$—	641,780	$43,390,746
Kohl’s Corp. (a)	565,020	31,878,428	538,170	30,363,551	—	1,103,190	62,241,979
Target Corp.	197,570	11,249,636	652,010	37,125,449	—	849,580	48,375,085
		$65,101,314		$88,906,496	$—		$154,007,810

Insurance
Chubb Corp.	—	$—	118,010	$6,727,750	$—	118,010	$6,727,750
		$—		$6,727,750	$—		$6,727,750

Internet
Baidu, Inc., ADR (a)	43,340	$4,558,935	—	$—	$—	43,340	$4,558,935
Google, Inc., “A” (a)	65,185	36,223,956	114,660	63,717,709	—	179,845	99,941,665
OpenTable, Inc. (a)(l)	—	—	112,200	8,138,988	—	112,200	8,138,988
		$40,782,891		$71,856,697	$—		$112,639,588

Leisure & Toys
Hasbro, Inc.	259,740	$12,379,208	241,110	$11,491,303	$—	500,850	$23,870,511
		$12,379,208		$11,491,303	$—		$23,870,511

Machinery & Tools
AGCO Corp. (a)	70,500	$3,182,370	—	$—	$—	70,500	$3,182,370
Bucyrus International, Inc.	71,000	6,330,360	161,290	14,380,616	—	232,290	20,710,976
Cummins, Inc.	92,500	8,983,600	—	—	—	92,500	8,983,600
Flowserve Corp.	—	—	96,030	10,127,324	—	96,030	10,127,324
Polypore International, Inc. (a)	—	—	101,340	3,220,585	—	101,340	3,220,585
		$18,496,330		$27,728,525	$—		$46,224,855

Major Banks
Goldman Sachs Group, Inc.	51,110	$7,980,315	115,580	$18,046,661	$—	166,690	$26,026,976
JPMorgan Chase & Co.	213,030	7,963,061	59,220	2,213,644	—	272,250	10,176,705
		$15,943,376		$20,260,305	$—		$36,203,681

Medical & Health Technology & Services
Cerner Corp. (a)	73,620	$6,468,253	148,580	$13,054,239	$—	222,200	$19,522,492
Diagnosticos da America S.A.	—	—	924,700	11,864,808	—	924,700	11,864,808
Express Scripts, Inc. (a)	265,280	13,818,435	—	—	—	265,280	13,818,435
Henry Schein, Inc. (a)	84,980	4,880,401	—	—	—	84,980	4,880,401
IDEXX Laboratories, Inc. (a)	37,800	2,427,138	168,310	10,807,185	—	206,110	13,234,323
Medco Health Solutions, Inc. (a)	266,500	16,341,780	—	—	—	266,500	16,341,780
Stericycle, Inc. (a)	68,400	5,054,760	173,420	12,815,738	—	241,820	17,870,498
Universal Health Services, Inc.	39,300	1,616,016	—	—	—	39,300	1,616,016
		$50,606,783		$48,541,970	$—		$99,148,753

Medical Equipment
Becton, Dickinson & Co.	—	$—	116,490	$9,078,066	$—	116,490	$9,078,066
Covidien PLC	76,400	3,214,148	—	—	—	76,400	3,214,148
Edwards Lifesciences Corp. (a)	—	—	77,150	5,119,674	—	77,150	5,119,674
ResMed, Inc. (a)	—	—	299,930	9,582,764	—	299,930	9,582,764
Thermo Fisher Scientific, Inc. (a)	409,020	20,802,757	579,260	29,461,164	—	988,280	50,263,921
		$24,016,905		$53,241,668	$—		$77,258,573

Metals & Mining
BHP Billiton Ltd., ADR	—	$—	203,430	$16,762,632	$—	203,430	$16,762,632
Cameco Corp.	90,800	3,293,316	—	—	—	90,800	3,293,316
Freeport-McMoRan Copper & Gold, Inc.	24,200	2,451,944	21,280	2,156,090	—	45,480	4,608,034
Teck Resources Ltd., “B”	—	—	339,640	16,812,180	—	339,640	16,812,180
		$5,745,260		$35,730,902	$—		$41,476,162

Network & Telecom
Acme Packet, Inc. (a)	—	$—	93,880	$4,598,242	$—	93,880	$4,598,242
Cisco Systems, Inc. (a)	1,514,110	29,010,348	2,740,390	52,505,872	—	4,254,500	81,516,220
F5 Networks, Inc. (a)	—	—	114,440	15,092,347	—	114,440	15,092,347
Juniper Networks, Inc. (a)	247,980	8,436,280	553,640	18,834,833	—	801,620	27,271,113
QUALCOMM, Inc.	440,420	20,585,231	—	—	—	440,420	20,585,231
		$58,031,859		$91,031,294	$—		$149,063,153

Oil Services
Cameron International Corp. (a)	—	$—	511,920	$24,628,471	$—	511,920	$24,628,471
Halliburton Co.	304,520	11,523,037	475,430	17,990,271	—	779,950	29,513,308
National Oilwell Varco, Inc.	—	—	475,400	29,137,266	—	475,400	29,137,266
Schlumberger Ltd.	560,730	43,366,858	512,260	39,618,188	—	1,072,990	82,985,046
Weatherford International Ltd. (a)	416,300	8,496,683	1,256,750	25,650,268	—	1,673,050	34,146,951
		$63,386,578		$137,024,464	$—		$200,411,042

Other Banks & Diversified Financials
American Express Co.	487,620	$21,074,936	—	$—	$—	487,620	$21,074,936
HDFC Bank Ltd., ADR	—	—	25,840	4,556,884	—	25,840	4,556,884
MasterCard, Inc., “A”	66,190	15,689,016	117,890	27,943,467	—	184,080	43,632,483
Visa, Inc., “A”	—	—	508,370	37,543,125	—	508,370	37,543,125
		$36,763,952		$70,043,476	$—		$106,807,428

Pharmaceuticals
Abbott Laboratories	67,830	$3,154,773	—	$—	$—	67,830	$3,154,773
Allergan, Inc.	118,570	7,857,634	229,240	15,191,735	—	347,810	23,049,369
Hospira, Inc. (a)	242,590	13,648,113	130,770	7,357,120	—	373,360	21,005,233
Teva Pharmaceutical Industries Ltd., ADR	79,760	3,991,190	273,560	13,688,942	—	353,320	17,680,132
		$28,651,710		$36,237,797	$—		$64,889,507

Pollution Control
Republic Services, Inc.	—	$—	318,450	$8,961,183	$—	318,450	$8,961,183
		$—		$8,961,183	$—		$8,961,183

Precious Metals & Minerals
Goldcorp, Inc.	—	$—	238,100	$10,854,979	$—	238,100	$10,854,979
		$—		$10,854,979	$—		$10,854,979

Printing & Publishing
Lamar Advertising Co., “A” (a)	—	$—	94,130	$3,459,278	$—	94,130	$3,459,278
Moody’s Corp.	304,800	8,177,784	378,080	10,143,886	—	682,880	18,321,670
		$8,177,784		$13,603,164	$—		$21,780,948

Railroad & Shipping
Kansas City Southern Co. (a)	209,600	$9,922,464	95,880	$4,538,959	$—	305,480	$14,461,423
Union Pacific Corp.	151,500	13,651,665	276,380	24,904,602	—	427,880	38,556,267
		$23,574,129		$29,443,561	$—		$53,017,690

Restaurants
McDonald’s Corp.	310,000	$24,273,000	401,890	$31,467,987	$—	711,890	$55,740,987
Panera Bread Co., “A” (a)	—	—	48,720	4,883,693	—	48,720	4,883,693
YUM! Brands, Inc.	187,800	9,405,024	—	—	—	187,800	9,405,024
		$33,678,024		$36,351,680	$—		$70,029,704

Specialty Chemicals
Air Products & Chemicals, Inc.	—	$—	91,560	$7,894,303	$—	91,560	$7,894,303
Praxair, Inc.	211,580	19,475,939	277,450	25,539,273	—	489,030	45,015,212
		$19,475,939		$33,433,576	$—		$52,909,515

Specialty Stores
Abercrombie & Fitch Co., “A”	179,860	$9,037,965	248,620	$12,493,155	$—	428,480	$21,531,120
Amazon.com, Inc. (a)	90,150	15,812,310	95,180	16,694,572	—	185,330	32,506,882
Best Buy Co., Inc.	240,700	10,282,704	156,180	6,672,010	—	396,880	16,954,714
Limited Brands, Inc.	436,770	14,706,046	457,450	15,402,342	—	894,220	30,108,388
PetSmart, Inc.	—	—	181,530	6,872,726	—	181,530	6,872,726
Staples, Inc.	777,700	17,117,177	—	—	—	777,700	17,117,177
Tractor Supply Co.	—	—	55,590	2,360,907	—	55,590	2,360,907
		$66,956,202		$60,495,712	$—		$127,451,914

Telecommunications - Wireless
NII Holdings, Inc. (a)	98,900	$3,833,364	129,690	$5,026,784	$—	228,590	$8,860,148
		$3,833,364		$5,026,784	$—		$8,860,148

Telephone Services
American Tower Corp., “A” (a)	407,370	$20,600,701	811,938	$41,059,705	$—	1,219,308	$61,660,406
Virgin Media, Inc.	—	—	529,620	13,494,718	—	529,620	13,494,718
		$20,600,701		$54,554,423	$—		$75,155,124

Tobacco
Altria Group, Inc.	—	$—	622,120	$14,930,880	$—	622,120	$14,930,880
Philip Morris International, Inc.	343,480	19,540,577	329,640	18,753,220	—	673,120	38,293,797
		$19,540,577		$33,684,100	$—		$53,224,677

Trucking
Expeditors International of Washington, Inc.	—	$—	383,670	$20,296,143	$—		383,670	$20,296,143
FedEx Corp.	170,600	15,545,072	—	—	—		170,600	15,545,072
United Parcel Service, Inc., “B”	57,600	4,039,488	—	—	—		57,600	4,039,488
		$19,584,560		$20,296,143	$—			$39,880,703

Total Common Stocks (Identified Cost, $1,440,607,354, $1,855,363,009, and $3,295,970,363, respectively)		$1,526,953,860		$2,196,064,503	$—			$3,723,018,363

Money Market Funds (v) (4.2%, 2.8%, and 3.3%, respectively)
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	66,164,113	$66,164,113	62,042,564	$62,042,564	$—		128,206,677	$128,206,677

Collateral for Securities Loaned (0.0%, 0.8%, and 0.5%, respectively)
Morgan Stanley Repurchase Agreement, 0.23%, dated 11/30/10, due 12/1/10, total to be received $18,909,880 (secured by U.S. Treasury and Federal Agency obligations valued at $19,287,977 in an individually traded account), at Cost	—	$—	18,909,759	$18,909,759	$—		18,909,759	$18,909,759

Total Investments (Identified Cost, $1,506,771,467, $1,936,315,332, and $3,443,086,799, respectively)		$1,593,117,973		$2,277,016,826	$—			$3,870,134,799

Other Assets, Less Liabilities (0.4%, (2.0%), and (1.0%), respectively)		$6,873,501		$(45,110,352)	$(718,000	)(b)		$(38,954,851)

Net Assets (100%, 100%, and 100%, respectively)		$1,599,991,474		$2,231,906,474	$(718,000)			3,831,179,948

(a) Non-income producing security.

(b) Adjustments are the result of reorganization expenditures and will not be borne by pro forma combined fund on a going forward basis.

(l) For the MFS Growth Fund, a portion of this security is on loan.

(s) For the MFS Growth Fund, the security or a portion of the security was pledged to cover collateral requirements for securities sold short.  At November 30, 2010, the value of securities pledged amounted to $180,467. At November 30, 2010, the fund had no short sales outstanding.

(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt

IEU         International Equity Unit

PLC         Public Limited Company

As of the date of the Pro Forma Combined Schedule of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)

November 30, 2010

	MFS	MFS
	Core Growth	Growth	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $1,440,607,354, $1,874,272,768, and $3,314,880,122, respectively)	$1,526,953,860	$2,214,974,262	$—		$3,741,928,122
Underlying funds, at cost and value	66,164,113	62,042,564	—		128,206,677
Total Investments at value, including $18,435,642 of securities on loan for MFS Growth Fund, (identified cost, $1,506,771,467, $1,936,315,332, and $3,443,086,799, respectively)	$1,593,117,973	$2,277,016,826	$—		$3,870,134,799
Cash	$1,073,883	$—			$1,073,883
Receivables for
Investments Sold	$55,593,080	$13,120,416	$—		$68,713,496
Fund shares sold	539,138	1,397,935	—		1,937,073
Interest and dividends	1,939,777	1,866,398	—		3,806,175
Other assets	—	5,403	—		5,403
Total assets	$1,652,263,851	$2,293,406,978	$—		$3,945,670,829

Liabilities:
Payables for
Investments purchased	$49,934,354	$39,783,766	$—		$89,718,120
Fund shares reacquired	1,675,498	1,802,994	—		3,478,492
Collateral for securities loaned, at value	—	18,909,759			18,909,759
Payable to affiliates
Investment Advisor	62,954	73,978	—		136,932
Shareholder servicing costs	400,489	669,820	—		1,070,309
Distribution and/or service fees	16,654	37,737	—		54,391
Administrative services fee	1,150	1,579	—		2,729
Payable for independent trustees’ compensation	84,806	96,194	—		181,000
Accrued expenses and other liabilities	96,472	124,677	—		221,149
Estimated reorganization cost	—	—	718,000	(a)	718,000
Total liabilities	$52,272,377	$61,500,504	$718,000		$114,490,881
Net assets	$1,599,991,474	$2,231,906,474	$(718,000)		$3,831,179,948

Net assets consist of:
Paid-in capital	$1,905,354,980	$1,998,980,530	$—		$3,904,335,510
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	86,346,256	340,704,817	—		427,051,073
Accumulated net realized gain (loss) on investments and foreign currency transactions	(391,244,006)	(107,687,111)	—		(498,931,117)
Undistributed net investment income	(465,756)	(91,762)	(718,000	)(a)	(1,275,518)
Net assets	$1,599,991,474	$2,231,906,474	$(718,000)		$3,831,179,948

Shares of beneficial interest outstanding	94,481,412	57,071,945	40,158,776		97,230,721

Net assets:
Class A shares	$582,184,486	$1,662,038,494	$(319,264	)(a)	$2,243,903,716
Class B shares	66,412,861	126,225,557	(32,095	)(a)	192,606,323
Class C shares	62,106,639	106,161,216	(29,204	)(a)	168,238,651
Class I shares	799,155,475	108,419,460	(289,937	)(a)	907,284,998
Class W shares	1,471,755	—	(521	)(a)	1,471,234
Class R1 shares	2,680,983	5,894,329	(1,350	)(a)	8,573,962
Class R2 shares	44,158,311	42,888,749	(18,539	)(a)	87,028,521
Class R3 shares	8,831,286	30,767,324	(5,222	)(a)	39,593,388
Class R4 shares	32,989,678	149,511,345	(21,868	)(a)	182,479,155
Total	$1,599,991,474	$2,231,906,474	$(718,000)		$3,831,179,948

Shares outstanding:
Class A shares	34,790,643	41,959,226	14,697,917	(b)	56,657,143
Class B shares	4,285,783	3,617,519	1,903,493	(b)	5,521,012
Class C shares	4,008,331	3,061,686	1,791,365	(b)	4,853,051
Class I shares	45,964,037	2,640,091	19,458,375	(b)	22,098,466
Class W shares	87,178	—	35,835	(b)	35,835
Class R1 shares	173,568	169,460	77,084	(b)	246,544
Class R2 shares	2,697,744	1,115,264	1,148,162	(b)	2,263,426
Class R3 shares	528,699	779,987	223,860	(b)	1,003,847
Class R4 shares	1,945,429	3,728,712	822,685	(b)	4,551,397
Total	94,481,412	57,071,945	40,158,776		97,230,721

Net Asset Value:
Class A shares	$16.73	$39.61			$39.60
Class B shares	$15.50	$34.89			$34.89
Class C shares	$15.49	$34.67			$34.67
Class I shares	$17.39	$41.07			$41.06
Class W shares	$16.88	$—			$41.06
Class R1 shares	$15.45	$34.78			$34.78
Class R2 shares	$16.37	$38.46			$38.45
Class R3 shares	$16.70	$39.45			$39.44
Class R4 shares	$16.96	$40.10			$40.09

(a)          Adjustments are the result of reorganization expenditures and will not be borne by pro forma combined fund on a going forward basis.

(b)         Reflects the conversion of Growth Fund shares for Core Growth Fund shares as a result of the reorganization.

Pro Forma Combined Statement of Operations (Unaudited)

For the year ended November 30, 2010

	MFS	MFS
	Core Growth	Growth	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined Fund
Net investment income:
Income
Dividends	$17,806,118	$19,273,204	$—		$37,079,322
Dividends from underlying funds	141,779	121,027			262,806
Interest	54,919	171,653	—		226,572
Foreign taxes withheld	(105,630)	(86,067)	—		(191,697)
Total investment income	$17,897,186	$19,479,817	$—		37,377,003
Expenses
Management fee	$11,116,853	$15,588,245	$(2,644,895	)(b)	$24,060,203
Distribution and/or service fees	3,080,703	6,579,484	—		9,660,187
Shareholder servicing costs	3,138,930	5,032,881	521,974	(c)	8,693,785
Administrative services fee	223,288	294,595	(15,931	)(d)	501,952
Trustees’ compensation	56,698	72,821	(39,536	)(a)	89,983
Custodian fee	150,437	199,595	(75,218	)(a)	274,814
Shareholder communications	132,783	273,958	(6,500	)(a)	400,241
Auditing fees	49,439	57,195	(49,439	)(a)	57,195
Legal fees	24,176	34,531	(12,088	)(a)	46,619
Miscellaneous	217,256	241,053	(90,078	)(a)	368,231
Total expenses	$18,190,563	$28,374,358	$(2,411,711)		$44,153,210
Fees paid indirectly	$(184)	$(123)	—		(307)
Reduction of expenses by investment adviser	(7,546)	(3,127,670)	867,664	(b)	(2,267,552)
Net expenses	$18,182,833	$25,246,565	$(1,544,047)		$41,885,351
Net investment income	$(285,647)	$(5,766,748)	$1,544,047		$(4,508,348)

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$158,388,144	$210,117,970	$—		$368,506,114
Foreign currency transactions	614	(750,896)	—		(750,282)
Net realized gain (loss) on investments and foreign currency transactions	$158,388,758	$209,367,074	$—		$367,755,832

Change in unrealized appreciation (depreciation)
Investments	$(4,719,947)	$51,953,319	$—		$47,233,372
Translation of assets and liabilities in foreign currencies	(3,074)	(39,463)	—		(42,537)
Net unrealized gain (loss) on investments and foreign currency translation	$(4,723,021)	$51,913,856	$—		$47,190,835

Net realized and unrealized gain (loss) on investments and foreign currency	$153,665,737	$261,280,930	$—		$414,946,667
Change in net assets from operations	$153,380,090	$255,514,182	$1,544,047		$410,438,319

(a)          Expenditures are reduced as a result of the elimination of duplicative functions.

(b)         Assumes that the Growth Fund adopts the Core Growth Fund’s contractual management fee schedule as described in the Prospectus/Proxy Statement at the beginning of the pro forma reporting period. Additionally, the management fee waiver of the Growth Fund is also reflected.

(c)          Expenditures are adjusted as a result of the current shareholder maintenance fee rates in effect for the pro forma combined fund.

(d)         Expenditures are adjusted as a result of the current administrative services fee rates in effect for the pro forma combined fund.

MFS Growth Fund and MFS Core Growth Fund

Notes to Pro Forma Combined Financial Statements

November 30, 2010

(Unaudited)

(1) Description of the Fund

MFS Growth Fund (Acquiring Fund), a series of MFS Series Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Acquiring Fund consists of 8 classes of shares: Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4. While Class W shares do not yet exist, they will be offered prior to the actual merger date. The Acquiring Fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of MFS Core Growth Fund (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of November 30, 2010, the annual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of November 30, 2010, at the respective net asset value on that date.  The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their annual reports dated November 30, 2010 and August 31, 2010, respectively.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(4) Portfolio Valuation

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.  Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.  Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the

2

determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value.  The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment.  There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing each fund’s assets or liabilities:

MFS Core Growth Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,526,953,860	$—	$—	$1,526,953,860
Mutual Funds	66,164,113	—	—	66,164,113
Total Investments	$1,593,117,973	$—	$—	$1,593,117,973

MFS Growth Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,196,064,503	$—	$—	$2,196,064,503
Short Term Securities	—	18,909,759	—	18,909,759
Mutual Funds	62,042,564	—	—	62,042,564
Total Investments	$2,258,107,067	$18,909,759	$—	$2,277,016,826

3

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,723,018,363	$—	$—	$3,723,018,363
Short Term Securities	—	18,909,759	—	18,909,759
Mutual Funds	128,206,677	—	—	128,206,677
Total Investments	$3,851,225,040	$18,909,759	$—	$3,870,134,799

For further information regarding security characteristics, see the Portfolio of Investments.

(5) Reorganization and Portfolio Repositioning Costs

Costs associated with the reorganization will be borne directly by the Target Fund and the Acquiring Fund.  These costs are estimated at $298,000, of which $268,000 and $30,000 will be borne by the Target Fund and Acquiring Fund, respectively.

Brokerage commissions and transaction costs associated with repositioning the Target Fund prior to the reorganization and the Acquiring Fund after the reorganization will be indirectly borne by those funds. These costs are estimated at $420,000, of which $210,000 and $210,000 will be borne by the Target Fund and Acquiring Fund, respectively.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on November 30, 2010, had the acquisition taken place on November 30, 2010.  In exchange for the net assets of the Target Fund each class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

	Class A	Class B	Class C
Net assets – Target Fund	$582,184,486	$66,412,861	$62,106,639
Shares – Acquiring Fund	14,697,917	1,903,493	1,791,365
Net asset value – Acquiring Fund	$39.61	$34.89	$34.67

	Class I	Class W	Class R1
Net assets – Target Fund	$799,155,475	$1,471,755	$2,680,983
Shares – Acquiring Fund	19,458,375	35,835	77,084
Net asset value – Acquiring Fund	$41.07	$41.07	$34.78

4

	Class R2	Class R3	Class R4
Net assets – Target Fund	$44,158,311	$8,831,286	$32,989,678
Shares – Acquiring Fund	1,148,162	223,860	822,685
Net asset value – Acquiring Fund	$38.46	$39.45	$40.10

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

For the year ended November 30, 2010:

MFS Core Growth Fund

	Beginning	Acquisitions	Dispositions	Ending
	Shares / Par	Shares/Par	Shares/Par	Shares / Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	91,454,314	223,858,325	(249,148,526)	66,164,113

	Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$33,699	$66,164,113

5

MFS Growth Fund

	Beginning	Acquisitions	Dispositions	Ending
	Shares / Par	Shares/Par	Shares/Par	Shares / Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	71,398,436	532,777,623	(542,133,495)	62,042,564

	Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$121,027	$62,042,564

Pro Forma Combined Fund

	Beginning	Acquisitions	Dispositions	Ending
	Shares / Par	Shares/Par	Shares/Par	Shares / Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	162,852,750	756,635,948	(791,282,021)	128,206,677

	Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$154,726	$128,206,677

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments.  Accordingly, no provision for federal income or excise tax is provided.  Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Acquiring Fund and the Target Fund should be treated as a tax-free business combination. The yearly utilization of any capital loss acquired by the Acquiring Fund is limited by the Internal Revenue Code.

6

[PROXY TABULATOR] [MAILING ADDRESS 1] [MAILING ADDRESS 2]
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CALL:	To vote by phone call toll-free [ ] and follow the recorded instructions.
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THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES

OF THE MFS CORE GROWTH FUND

FOR A SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD ON THURSDAY, AUGUST 11, 2011

The undersigned hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan A. Pereira, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent, and to vote, as designated on the reverse side, at the Special Meeting of Shareholders of MFS Core Growth Fund (the “Fund”), on Thursday, August 11, 2011, at 10:30 a.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund that the undersigned would be entitled to vote if personally present.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. The Trustees recommend a vote FOR the proposal on the reverse side.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY.
Dated

Shareholder sign here (Please sign in the Box)

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partnership, sign in the partnership name.

└	┘

WHEN THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL SET FORTH BELOW.

┌	PLEASE FILL IN A BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. Example: ■	┐

	THE TRUSTEES UNANIMOUSLY RECOMMEND A VOTE “FOR” THE PROPOSAL LISTED BELOW	FOR	AGAINST	ABSTAIN

1.

Approval of the Agreement and Plan of Reorganization providing for the transfer of the assets of MFS Core Growth Fund to MFS Growth Fund, in exchange solely for shares of beneficial interest in MFS Growth Fund and the assumption by MFS Growth Fund of the liabilities of MFS Core Growth Fund, the distribution of MFS Growth Fund shares to the shareholders of MFS Core Growth Fund in complete liquidation and termination of MFS Core Growth Fund.

		☐	☐	☐

PLEASE SIGN ON THE OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

└		┘
[SOLICITOR CODE]

MFS SERIES TRUST II

On behalf of MFS® Growth Fund

PART C

OTHER INFORMATION

Item 15.                 Indemnification

The Trustees and officers of the Trust and the personnel of the Trust’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy.  The Trust and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Reference is hereby made to (a) Article V of the Trust’s Amended and Restated Declaration of Trust, dated as of December 16, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed with the SEC via EDGAR on March 30, 2005 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.                 Exhibits:

1          (a)       Amended and Restated Declaration of Trust, dated December 16, 2004.  (1)

(b)       Amendment, dated March 10, 2005, to the Declaration of Trust – Establishment and Designation of Class R Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS Emerging Growth Fund.  (1)

(c)       Amendment, dated April 1, 2005, to the Declaration of Trust – Redesignation of Class R1 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS Emerging Growth Fund.  (1)

(d)       Amendment, dated June 29, 2005, to the Declaration of Trust terminating MFS Large Cap Growth Fund.  (2)

(e)       Amendment, dated March 30, 2007, to the Declaration of Trust - termination of classes 529A, 529B and 529C.  (3)

(f)        Amendment, dated March 25, 2008, to the Declaration of Trust - Redesignation of Series.  (3)

(g)       Amendment, dated April 22, 2008, to the Declaration of Trust – Redesignation of Class R3 Shares, Class R4 Shares and Class R5 Shares.  (4)

(h)       Amendment, dated November 14, 2008, Certification of Amendment to the Declaration of Trust – Designation of Shares.  (4)

(i)        Amendment, dated May 6, 2011, to the Declaration of Trust – Establishment and Designation of Class W Shares for MFS Growth Fund.  (5)

2          (a)     Master Amended and Restated By-Laws, dated January 1, 2002 as revised through August 22, 2007.  (6)

(b)     Appendix A, as revised April 14, 2011, to the Master Amended and Restated By-Laws, dated January 1, 2002 as revised through August 22, 2007.  (5)

3                    Not Applicable.

4                    Agreement and Plan of Reorganization; included as Exhibit A to MFS Growth Fund Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14; filed herewith.

5                    Not Applicable.

6                    Investment Advisory Agreement for the Trust, dated January 1, 2002.  (7)

7          (a)     Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated January 1, 1995.  (8)

(b)     Dealer Agreement between MFS Fund Distributors, Inc. (“MFD”) and a dealer, dated August, 2009.  (9)

8          (a)     Master Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991, as amended and restated February 10, 1999.  (10)

(b)     Amendment, dated July 1, 2002, to Master Retirement Plan for Non-Interested Person Trustees.  (11)

(c)     Retirement Benefit Deferral Plan, dated July 1, 2002.  (12)

9          (a)     Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006.  (14)

(b)     Appendix A, dated February 15, 2011, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006.  (15)

(c)       Appendix E, as of October 7, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006.  (16)

(d)       Amendment No. 1, as of May 5, 2010, to Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006.  (17)

(e)       Schedule X, dated August 12, 2009, to the Custodian Agreement between each of the Investment Companies listed on Appendix A thereto and JP Morgan Chase Bank, N.A.  (18).

(f)        Fund Accounting Agreement between the Registrant and JP Morgan Investor Services Company, dated November 13, 2006.  (14)

(g)       Appendix A, dated February 15, 2011, to the Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006.  (15)

(h)       Restated Appendix B, as of May 5, 2010, to the Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006.  (17)

10        (a)     Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997, as Amended and Restated, effective January 1, 2011.  (19)

(b)     Exhibit A, as revised March 29, 2011, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated January 1, 2011.  (13)

11                  Opinion of Brian E. Langenfeld, including consent, dated May 17, 2011; filed herewith.

12                  Opinion of Ropes & Gray LLP as to tax matters, including consent; to be filed by amendment.

13        (a)     Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc., dated September 10, 1986.  (20)

(b)     Amendment to Exhibit B of the Shareholder Servicing Agent Agreement to amend the Fee Schedule, dated April 1, 2003.  (21)

(c)     Amendment to Shareholder Servicing Agreements, dated February 22, 2005.  (22)

(d)     Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated September 10, 1986.  (15)

(e)     Master Administrative Services Agreement dated March 1, 1997, as amended and restated January 1, 2008.  (3)

(f)      Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008.  (15)

(g)     Exhibit A, as revised April 12, 2011, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008.  (5)

(h)     Exhibit D, as revised January 1, 2011, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008.  (5)

14        (a)     Consent of Ernst & Young LLP on behalf of MFS Core Growth Fund; filed herewith.

(b)     Consent of Deloitte & Touche LLP on behalf of MFS Growth Fund; filed herewith.

15                  Not Applicable.

16        (a)     Power of Attorney, (Trustees), dated May 11, 2011; filed herewith.

(b)     Power of Attorney (Maria DiOrioDwyer and John Corcoran), dated May 11, 2011; filed herewith.

17        (a)     MFS Core Growth Fund’s Prospectus and Statement of Additional Information, dated December 29, 2010.  (24)

(b)     MFS Core Growth Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2010.  (25)

(c)     MFS Core Growth Fund’s Semi-Annual Report to Shareholders for the period ended February 28, 2011.  (26)

(d)     MFS Growth Fund’s Prospectus and Statement of Additional Information, dated May 13, 2011.  (5)

(e)     MFS Growth Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2010.  (23)

(1)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed with the SEC via EDGAR on March 30, 2005.

(2)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 38 filed with the SEC via EDGAR on March 30, 2006.

(3)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 filed with the SEC via EDGAR on March 27, 2008.

(4)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed with the SEC via EDGAR on March 27, 2009.

(5)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed with the SEC via EDGAR on May 13, 2011.

(6)     Incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on August 24, 2007.

(7)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed with the SEC via EDGAR on March 28, 2002.

(8)     Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed with the SEC via EDGAR on March 30, 1995.

(9)     Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 69 filed with the SEC via EDGAR on August 27, 2009.

(10)   Incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.

(11)   Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on December 27, 2002.

(12)   Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.

(13)   Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on April 28, 2011.

(14)   Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed with the SEC via EDGAR on January 26, 2007.

(15)   Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 78 filed with the SEC via EDGAR on March 25, 2011.

(16)   Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 76 filed with the SEC via EDGAR on November 24, 2010.

(17)   Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 73 filed with the SEC via EDGAR on May 21, 2010.

(18)   Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on November 20, 2009.

(19)   Incorporated by reference to MFS Series Trust XI (File Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 31 filed with the SEC via EDGAR on January 27, 2011.

(20)   Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.

(21)   Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed with the SEC via EDGAR on October 30, 2003.

(22)   Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 55 filed with the SEC via EDGAR on March 14, 2005.

(23)   Incorporated by reference to Registrant’s Form N-CSR filed with the SEC via EDGAR on February 3, 2011.

(24)   Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 57 filed with the SEC via EDGAR on December 28, 2010.

(25)   Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Registrant’s Form N-CSR filed with the SEC via EDGAR on October 29, 2010.

(26)   Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Registrant’s Form N-CSR filed with the SEC via EDGAR on April 28, 2011.

Item 17.                 Undertakings

(a)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)       The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 17th day of May 2011.

MFS SERIES TRUST II

By:	MARIA F. DIORIODWYER*
Name:	Maria F. DiOrioDwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on May 17, 2011.

SIGNATURE	TITLE

MARIA F. DIORIODWYER*	President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN*	Principal Financial and Accounting Officer
John M. Corcoran

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

ROBERT C. POZEN*	Trustee
Robert C. Pozen

J. DALE SHERRATT*	Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

	*By:	SUSAN S. NEWTON
	Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated May 11, 2011 (Trustees) and a Power of Attorney, dated May 11, 2011 (DiOrioDwyer) (Corcoran); filed herewith.

INDEX TO EXHIBITS

EXHIBIT NO.		DESCRIPTION OF EXHIBIT

4		Agreement and Plan of Reorganization; included as Exhibit A to MFS Growth Fund Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.

11		Opinion of Brian E. Langenfeld, including consent, dated May 17, 2011.

14	(a)	Consent of Ernst & Young LLP on behalf of MFS Core Growth Fund.

	(b)	Consent of Deloitte & Touche LLP on behalf of MFS Growth Fund.

16	(a)	Power of Attorney (Trustees), dated May 11, 2011.

	(b)	Power of Attorney (Maria DiOrioDwyer and John Corcoran), dated May 11, 2011.